UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6266
                                                     ---------------------

                Nuveen Florida Investment Quality Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT December 31, 2005

Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds


                                NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
                                                                             NQF

                                    NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
                                                                             NUF

                            NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND
                                                                             NFL

                        NUVEEN INSURED FLORIDA TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NWF


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Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)


Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS


I am pleased to report that over the 6-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.


"IN ADDITION TO PROVIDING REGULAR TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the Internet. Sign up is quick and easy
- just follow the step-by-step instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

February 15, 2006

Nuveen Florida Municipal Exchange-Traded Closed-End Funds
(NQF, NUF, NFL, NWF)

Portfolio Manager's
        COMMENTS



Portfolio manager Cathryn Steeves discusses key investment strategies and the semiannual performance of these four Nuveen Florida Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for NQF and NUF in January 2005 and for NFL and NWF in May 2005.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE FLORIDA FUNDS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005?

Over this period, shorter-term interest rates rose faster than longer-term rates. As a result, bond valuations generally declined and the yield curve flattened (shorter-term rates approached the levels of longer-term rates). In this environment, one of our key strategies continued to be careful duration management. (Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.)

In this environment, our purchase activity during this period tended to focus on bonds that mature in about 25 years. As the yield curve flattened, we believed these bonds generally offered more attractive opportunities and the best values, while also contributing to the Funds' strategic duration positioning.

Our purchases also continued to emphasize attractively priced premium bonds. (Premium bonds are priced above their par value because their coupons are higher than prevailing interest rates at the time of purchase.) Premium bonds have been in great demand recently because, historically, they have held their value better when interest rates rise than bonds whose coupon payments are closer to the prevailing rate level.

Although our main focuses were on longer maturities and premium bonds, we also kept an opportunistic eye out for any type of issuance that we believed could add value, and we found the healthcare sector to be particularly attractive during this period. In addition, the majority of our new purchases were highly rated and/or insured, reflecting the overall high credit quality of new issue supply. Although issuance in Florida during the second half of 2005 was down slightly from the previous six-month period, the municipal market in Florida--which ranked as the fourth largest state issuer behind California, New York, and Texas--continued to provide ample opportunities to find the types of bonds we were seeking.

To help us maintain the Funds' durations within our preferred range, we selectively sold holdings with shorter maturities, including pre-refunded bonds, and reinvested the proceeds in bonds with longer maturities. Proceeds from called bonds also were reinvested in bonds with longer maturities.

In NWF, we also continued to use forward interest rate swaps, a type of derivative financial instrument, to help us reduce the interest rate risk, or volatility, of this Fund. As discussed in our last shareholder report, we began using this hedging strategy in late 2004. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce NWF's duration without having a negative impact on the Fund's income stream or common share dividends over the short term. During this reporting period, this hedging strategy performed as expected and had a positive impact on NWF's performance.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for comparative indexes and averages, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 12/31/05

                           6-MONTH       1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
FLORIDA FUNDS
--------------------------------------------------------------------------------
NQF                        -0.16%        4.17%          7.31%          6.30%
--------------------------------------------------------------------------------
NUF                         0.04%        4.36%          7.18%          6.10%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index1                 0.60%        3.51%          5.59%          5.72%
--------------------------------------------------------------------------------
INSURED FLORIDA FUNDS
--------------------------------------------------------------------------------
NFL                        -0.30%        3.30%          6.64%          6.21%
--------------------------------------------------------------------------------
NWF                         0.43%        4.99%          NA             NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index1       0.61%        3.66%          5.78%         5.88%
--------------------------------------------------------------------------------
Lipper Florida
Municipal Debt Funds
Average2                    0.41%        4.67%          6.51%          5.92%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.



1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, and the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Lipper Florida Municipal Debt Funds category average is calculated using the returns of all exchange-traded closed-end funds in this category for each period as follows: 6 months, 18 funds; 1 year, 18 funds; 5 years, 12 funds; and 10 years, 10 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended December 31, 2005, the cumulative returns on net asset value (NAV) for NQF and NUF underperformed the return on the Lehman Brothers Municipal Bond Index, and the performances of NFL and NWF trailed the return for the Lehman Brothers Insured Municipal Bond Index. NWF bested the average return for the Lipper Florida peer group over the six-month reporting period, while the other three Funds lagged this Lipper average.

One of the factors affecting the Funds' six-month performance relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as has been the case over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term rates over this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effect of leveraging. In addition, the extent of the leverage benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. When short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' expenses, income streams and total returns. However, we remain convinced that leveraging is likely to benefit the performance of these Funds over the long term.

During this period, both NQF and NUF benefited from their allocations of lower-quality credits, as bonds rated BBB or lower and non-rated bonds generally outperformed higher-rated securities. This was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up the value of these bonds.

NWF is required to invest predominantly in insured or U.S. guaranteed bonds, but may invest up to 20% of its assets in uninsured investment-grade quality securities. Over this period, NWF benefited from its 9% allocation of A rated bonds and 2% allocation to non-rated bonds. (As an all-insured Fund, NFL only held insured or U.S. guaranteed bonds.) As mentioned earlier, the hedging strategy we employed in NWF also was a major contributor to this Fund's return for the period.

Among the holdings making positive contributions to all of the Funds' cumulative returns for this period were industrial development and healthcare bonds, which ranked as the top two sectors in terms of performance among the Lehman Brothers municipal index revenue sectors for the period. However, NFL's performance was hampered by its relatively smaller weighting in healthcare, and by its 100% high quality portfolio, as lower-rated healthcare bonds generally posted the best performance in this sector. Housing bonds, particularly those issued for multifamily housing, were also some of the best performing credits in the Funds' portfolios, as rising interest rates lessened the incidence and impact of prepayments and calls on these bonds.

During this six-month period, the Funds' holdings of pre-refunded bonds tended to underperform the general municipal market. Both NQF and NFL had relatively heavy weightings in these pre-refunded bonds, which negatively impacted their performances. As of December 31, 2005, NQF also held 1.3% of its portfolio in tobacco bonds issued by Puerto Rico, which slightly underperformed the market over this period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF DECEMBER 31, 2005?

As of December 31, 2005, NQF and NUF continued to offer excellent credit quality, with NQF allocating 81% of its portfolio to bonds rated AAA/U.S. guaranteed and AA, and NUF allocating 80% to these credit categories. NFL continued to be 100% invested in insured and/or U.S. guaranteed securities, while NWF, which can invest up to 20% of its assets in uninsured investment-grade quality securities, had allocated 86% of its portfolio to insured bonds.

As of December 31, 2005, potential call exposure during 2006 and 2007 ranged from 2% in NWF to 6% in NQF, 9% in NUF and 12% in NFL. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


All of these Funds use leverage to potentially enhance the income available to pay common shareholders. The extent of this benefit is tied in part to the short-term rates these leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging still provided an income benefit for common shareholders, the extent of this benefit was reduced. This resulted in a single monthly dividend reduction in NFL and NWF and two reductions in NQF and NUF over the six-month period ended December 31, 2005.

In addition, due to normal portfolio activity, common shareholders of NFL received a long-term capital gains distribution of $0.1440 per share at the end of December 2005. This relatively large distribution, which represented an important part of NFL's total return for this period, was generated by bond calls and the sale of appreciated securities. This had a slight negative impact on the Fund's earning power per common share and was a minor factor in the per share dividend reduction noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2005, NQF and NFL had positive UNII balances for both financial statement and tax purposes, while NUF and NWF had positive UNII balances for tax purposes and negative UNII balances for financial statement purposes.

As of December 31, 2005, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                            12/31/05                    6-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NQF                           -7.51%                             -1.11%
--------------------------------------------------------------------------------
NUF                           -9.34%                             -4.66%
--------------------------------------------------------------------------------
NFL                           -3.90%                             -1.86%
--------------------------------------------------------------------------------
NWF                           -8.29%                             -3.09%
--------------------------------------------------------------------------------

Nuveen Florida Investment Quality Municipal Fund
NQF

Performance
     OVERVIEW  As of December 31, 2005



Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              73%
AA                                8%
A                                12%
BBB                               4%
N/R                               3%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                             0.08
Feb                             0.08
Mar                            0.077
Apr                            0.077
May                            0.077
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.069
Oct                            0.069
Nov                            0.069
Dec                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.31
                              15.26
                              15.35
                              15.65
                              15.46
                              15.7
                              15.46
                              15.34
                              15.27
                              15.19
                              15.29
                              15.28
                              15.39
                              15.52
                              15.4
                              15.42
                              15.51
                              15.59
                              15.83
                              16.05
                              16.04
                              16.15
                              16.11
                              16.38
                              16.2
                              16.11
                              16.31
                              16.26
                              16.11
                              15.87
                              15.91
                              15.7
                              15.65
                              15.93
                              15.74
                              15.72
                              15.89
                              15.94
                              15.97
                              15.93
                              15.86
                              15.81
                              16
                              15.95
                              15.97
                              16
                              15.9
                              15.63
                              15.51
                              15.33
                              15.35
                              15.23
                              15.26
                              15.18
                              15
                              14.5
                              14.5
                              14.32
                              14.27
                              14.35
                              14.55
                              14.64
                              14.79
                              14.75
                              14.85
                              15.05
                              14.85
                              14.88
                              14.97
                              14.84
                              14.75
                              14.8
                              14.82
                              14.83
                              14.77
                              14.73
                              14.82
                              14.78
                              14.74
                              14.73
                              14.82
                              14.83
                              14.83
                              14.99
                              14.99
                              14.92
                              14.97
                              14.93
                              15.03
                              15.22
                              15.15
                              15.2
                              15.29
                              15.32
                              15.27
                              15.58
                              15.44
                              15.42
                              15.59
                              15.56
                              15.63
                              15.61
                              15.71
                              15.79
                              15.83
                              15.83
                              15.92
                              15.95
                              15.94
                              15.85
                              15.76
                              15.61
                              15.51
                              15.58
                              15.45
                              15.52
                              15.49
                              15.4
                              15.49
                              15.59
                              15.53
                              15.54
                              15.52
                              15.49
                              15.48
                              15.48
                              15.46
                              15.4
                              15.58
                              15.61
                              15.64
                              15.57
                              15.63
                              15.65
                              15.61
                              15.6
                              15.58
                              15.63
                              15.75
                              15.75
                              15.94
                              15.85
                              15.85
                              15.9
                              16.09
                              16.1
                              16.1
                              16.05
                              16.02
                              16.1
                              15.95
                              16.03
                              15.83
                              15.78
                              15.95
                              15.81
                              15.86
                              15.98
                              16.01
                              15.95
                              15.88
                              15.86
                              15.89
                              15.86
                              15.87
                              15.81
                              15.92
                              15.8
                              15.82
                              15.98
                              15.91
                              16.04
                              15.95
                              16.13
                              16.25
                              16.3
                              16.32
                              16.28
                              16.04
                              16.1
                              15.84
                              15.74
                              15.88
                              15.73
                              15.68
                              15.68
                              15.39
                              15.3
                              15.4
                              15.38
                              15.54
                              15.43
                              15.4
                              15.24
                              15.05
                              15.14
                              15.02
                              14.95
                              14.76
                              14.52
                              14.41
                              14.33
                              14.28
                              14.33
                              14.35
                              14.4
                              14.42
                              14.42
                              14.31
                              14.34
                              14.34
                              14.29
                              14.27
                              14.27
                              14.25
                              14.31
                              14.3
                              14.38
                              14.33
                              14.14
                              14.2
                              14.19
                              14.04
                              14.07
                              14.27
                              14.17
                              14.2
                              14.22
                              14.27
                              14.23
                              14.25
                              14.23
                              14.3
                              14.2
                              14.21
                              14.17
                              14.18
                              14.16
                              14.15
                              14.18
                              14.2
                              14.02
                              14.07
                              14.05
                              14
                              13.82
                              13.85
                              13.85
                              13.99
                              13.88
                              13.84
                              13.91
                              14.01
                              14.04
12/31/05                      14.04

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.04
------------------------------------
Common Share
Net Asset Value               $15.18
------------------------------------
Premium/(Discount) to NAV     -7.51%
------------------------------------
Market Yield                   5.64%
------------------------------------
Taxable-Equivalent Yield1      7.83%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $251,791
------------------------------------
Average Effective
Maturity on Securities (Years) 16.09
------------------------------------
Leverage-Adjusted Duration      8.32
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.72%        -0.16%
------------------------------------
1-Year         -2.15%         4.17%
------------------------------------
5-Year          6.85%         7.31%
------------------------------------
10-Year         5.26%         6.30%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         25.2%
------------------------------------
Transportation                 15.5%
------------------------------------
U.S. Guaranteed                12.2%
------------------------------------
Health Care                    11.2%
------------------------------------
Utilities                       9.3%
------------------------------------
Water and Sewer                 9.0%
------------------------------------
Tax Obligation/General          7.9%
------------------------------------
Other                           9.7%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Florida Quality Income Municipal Fund
NUF

Performance
     OVERVIEW  As of December 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              69%
AA                               11%
A                                15%
BBB                               3%
N/R                               2%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                             0.08
Feb                             0.08
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                            0.068
Oct                            0.068
Nov                            0.068
Dec                           0.0635

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.41
                              15.55
                              15.8
                              15.68
                              15.72
                              15.71
                              15.9
                              15.69
                              15.68
                              15.68
                              15.58
                              15.65
                              15.6
                              15.66
                              15.67
                              15.6
                              15.63
                              15.69
                              15.69
                              15.76
                              15.71
                              15.72
                              15.72
                              15.8
                              15.84
                              15.94
                              15.93
                              16
                              15.76
                              15.9
                              15.9
                              15.9
                              15.73
                              15.67
                              15.65
                              16
                              15.75
                              15.77
                              15.99
                              16
                              16.04
                              16.04
                              15.96
                              15.88
                              15.97
                              15.89
                              15.79
                              15.85
                              15.5
                              15.29
                              15.16
                              15.09
                              14.92
                              14.7
                              14.49
                              13.98
                              14
                              14.03
                              14.11
                              14.2
                              14.4
                              14.49
                              14.67
                              14.6
                              14.51
                              14.54
                              14.59
                              14.6
                              14.65
                              14.67
                              14.58
                              14.66
                              14.62
                              14.66
                              14.71
                              14.67
                              14.65
                              14.55
                              14.63
                              14.76
                              14.93
                              14.84
                              14.84
                              15.03
                              15.02
                              15.05
                              15.05
                              15.02
                              15.06
                              15.24
                              15.2
                              15.15
                              15.12
                              15.13
                              15.19
                              15.26
                              15.25
                              15.26
                              15.4
                              15.59
                              15.65
                              15.62
                              15.67
                              15.66
                              15.87
                              16
                              15.9
                              15.92
                              16.04
                              15.98
                              15.85
                              15.76
                              15.74
                              15.64
                              15.45
                              15.46
                              15.45
                              15.4
                              15.4
                              15.45
                              15.34
                              15.35
                              15.32
                              15.25
                              15.29
                              15.27
                              15.21
                              15.19
                              15.34
                              15.24
                              15.21
                              15.14
                              15.1
                              14.97
                              14.97
                              14.96
                              14.89
                              14.88
                              14.87
                              14.75
                              14.8
                              14.9
                              14.92
                              15
                              15.09
                              15.1
                              15.1
                              15.03
                              15
                              15.01
                              15.07
                              15.09
                              15.14
                              15.1
                              15.2
                              15.15
                              15.28
                              15.19
                              15.25
                              15.26
                              15.29
                              15.23
                              15.2
                              15.32
                              15.37
                              15.48
                              15.71
                              15.85
                              15.75
                              15.9
                              15.81
                              15.99
                              15.84
                              15.76
                              15.82
                              15.55
                              15.55
                              15.5
                              15.29
                              15.11
                              14.97
                              14.96
                              14.95
                              14.9
                              14.78
                              14.74
                              14.69
                              14.59
                              14.64
                              14.65
                              14.63
                              14.66
                              14.58
                              14.62
                              14.59
                              14.54
                              14.53
                              14.44
                              14.47
                              14.38
                              14.2
                              14.12
                              14.11
                              14.13
                              14.14
                              14.28
                              14.29
                              14.24
                              14.15
                              14.17
                              14.25
                              14.25
                              14.45
                              14.45
                              14.34
                              14.45
                              14.34
                              14.28
                              14.15
                              14.02
                              14.06
                              14.09
                              14.05
                              14.01
                              14.01
                              14.02
                              13.98
                              14.02
                              14.06
                              14.02
                              14.09
                              14.07
                              14.07
                              14.02
                              14.03
                              13.83
                              13.8
                              13.84
                              13.84
                              13.89
                              13.84
                              13.66
                              13.73
                              13.66
                              13.7
                              13.62
                              13.52
                              13.52
                              13.55
                              13.62
                              13.66
                              13.7
                              13.8
                              13.88
12/31/05                      13.88

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.88
------------------------------------
Common Share
Net Asset Value               $15.31
------------------------------------
Premium/(Discount) to NAV     -9.34%
------------------------------------
Market Yield                   5.49%
------------------------------------
Taxable-Equivalent Yield1      7.63%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $218,995
------------------------------------
Average Effective
Maturity on Securities (Years) 16.17
------------------------------------
Leverage-Adjusted Duration      8.19
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.52%         0.04%
------------------------------------
1-Year         -5.43%         4.36%
------------------------------------
5-Year          5.23%         7.18%
------------------------------------
10-Year         5.64%         6.10%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.9%
------------------------------------
Transportation                 14.5%
------------------------------------
Health Care                    14.1%
------------------------------------
Utilities                       8.4%
------------------------------------
Housing/Multifamily             7.7%
------------------------------------
Water and Sewer                 6.8%
------------------------------------
Tax Obligation/General          6.2%
------------------------------------
Education and Civic
Organizations                   5.3%
------------------------------------
Other                           9.1%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Insured Florida Premium Income Municipal Fund
NFL

Performance
     OVERVIEW  As of December 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
Insured                          92%
U.S. Guaranteed                   8%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                             0.08
Feb                             0.08
Mar                            0.077
Apr                            0.077
May                            0.077
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695
Dec                           0.0695

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       16.02
                              16.08
                              16.4
                              16.35
                              16.33
                              16.33
                              16.5
                              16
                              15.94
                              15.92
                              15.8
                              15.85
                              16.06
                              16.28
                              16.43
                              16.5
                              16.71
                              16.58
                              16.51
                              16.85
                              16.43
                              16.4
                              16.3
                              16.44
                              16.44
                              16.5
                              16.55
                              16.65
                              16.52
                              16.5
                              16.5
                              16.4
                              16.24
                              16.45
                              16.58
                              16.4
                              16.5
                              16.44
                              16.42
                              16.25
                              16.25
                              16.27
                              16.15
                              16.19
                              16.19
                              15.97
                              15.85
                              15.78
                              15.39
                              15.15
                              15.19
                              15.25
                              15.25
                              15.24
                              15.15
                              15.04
                              14.77
                              14.87
                              14.92
                              14.9
                              15.05
                              15.19
                              15.36
                              15.45
                              15.48
                              15.54
                              15.52
                              15.69
                              15.66
                              15.56
                              15.57
                              15.76
                              15.92
                              15.84
                              15.56
                              15.4
                              15.52
                              15.5
                              15.39
                              15.58
                              15.7
                              15.94
                              15.94
                              15.9
                              15.95
                              15.88
                              15.89
                              15.97
                              15.85
                              15.91
                              15.8
                              15.74
                              15.74
                              15.83
                              15.71
                              15.85
                              15.94
                              15.97
                              16.05
                              16.15
                              16.08
                              16.15
                              16.22
                              16.27
                              16.39
                              16.34
                              16.25
                              16.35
                              16.31
                              16.42
                              16.32
                              16.31
                              16.26
                              16.33
                              16.33
                              16.27
                              16.33
                              16.4
                              16.38
                              16.36
                              16.39
                              16.47
                              16.49
                              16.47
                              16.65
                              16.74
                              16.63
                              16.6
                              16.82
                              16.7
                              16.85
                              16.7
                              16.67
                              16.41
                              16.33
                              16.31
                              16.37
                              16.29
                              16.27
                              16.23
                              16.24
                              16.22
                              16.18
                              16.3
                              16.35
                              16.25
                              16.25
                              16.17
                              16.17
                              16.2
                              16.15
                              16.06
                              16.02
                              16.01
                              16.11
                              16.01
                              16.03
                              16.06
                              16.1
                              16.05
                              16.1
                              16.02
                              16.05
                              15.99
                              16.05
                              16.09
                              16.16
                              16.23
                              16.22
                              16.3
                              16.3
                              16.27
                              16.23
                              16.14
                              16.11
                              16.15
                              16.08
                              15.96
                              15.92
                              15.64
                              15.57
                              15.51
                              15.61
                              15.53
                              15.44
                              15.27
                              15.25
                              15.19
                              15.31
                              15.33
                              15.41
                              15.26
                              15.34
                              15.5
                              15.45
                              15.51
                              15.42
                              15.53
                              15.48
                              15.42
                              15.48
                              15.22
                              15.06
                              14.9
                              14.9
                              15.11
                              15.06
                              15.16
                              14.83
                              15
                              15.02
                              15.19
                              15.31
                              15.23
                              15.18
                              15.05
                              15.2
                              15.22
                              15.03
                              15
                              14.94
                              14.85
                              14.81
                              14.85
                              14.91
                              14.68
                              14.72
                              14.77
                              14.77
                              14.8
                              14.85
                              14.81
                              14.77
                              14.8
                              14.83
                              14.76
                              14.79
                              14.83
                              14.94
                              14.99
                              15.03
                              14.77
                              14.83
                              14.84
                              14.93
                              14.83
                              14.71
                              14.83
                              14.8
                              14.82
                              14.86
                              14.92
                              14.99
                              15.03
12/31/05                      15.03

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.03
------------------------------------
Common Share
Net Asset Value               $15.64
------------------------------------
Premium/(Discount) to NAV     -3.90%
------------------------------------
Market Yield                   5.55%
------------------------------------
Taxable-Equivalent Yield1      7.71%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $224,985
------------------------------------
Average Effective
Maturity on Securities (Years) 16.46
------------------------------------
Leverage-Adjusted Duration      7.83
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.85%        -0.30%
------------------------------------
1-Year         -0.15%         3.30%
------------------------------------
5-Year          8.07%         6.64%
------------------------------------
10-Year         7.60%         6.21%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         35.1%
------------------------------------
Water and Sewer                20.9%
------------------------------------
Transportation                 12.6%
------------------------------------
Housing/Multifamily             9.7%
------------------------------------
U.S. Guaranteed                 7.7%
------------------------------------
Health Care                     5.6%
------------------------------------
Other                           8.4%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.1440 per share.

Nuveen Insured Florida Tax-Free Advantage Municipal Fund
NWF

Performance
      OVERVIEW  As of December 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
Insured                          82%
U.S. Guaranteed                   4%
AAA (Uninsured)                   1%
AA (Uninsured)                    2%
A (Uninsured)                     9%
N/R (Uninsured)                   2%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                           0.0665
Feb                           0.0665
Mar                           0.0625
Apr                           0.0625
May                           0.0625
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0575
Oct                           0.0575
Nov                           0.0575
Dec                           0.0575

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       13.56
                              13.5
                              13.48
                              13.53
                              13.45
                              13.55
                              13.56
                              13.59
                              13.67
                              13.5
                              13.61
                              13.66
                              13.67
                              13.58
                              13.67
                              13.74
                              13.83
                              13.84
                              13.83
                              13.86
                              13.79
                              13.92
                              14.02
                              14.17
                              14.21
                              14.17
                              14.18
                              14.02
                              14.17
                              14.18
                              14.1
                              14.1
                              14.08
                              13.8
                              13.89
                              13.86
                              13.86
                              14.02
                              13.94
                              13.88
                              13.86
                              13.9
                              13.9
                              14.02
                              14.02
                              13.88
                              13.9
                              13.84
                              13.66
                              13.46
                              13.41
                              13.55
                              13.5
                              13.47
                              13.25
                              13.2
                              13.19
                              13.02
                              13.05
                              13.16
                              13.19
                              13.25
                              13.42
                              13.46
                              13.69
                              13.68
                              13.33
                              13.44
                              13.52
                              13.31
                              13.4
                              13.4
                              13.32
                              13.42
                              13.23
                              13.4
                              13.4
                              13.32
                              13.32
                              13.4
                              13.54
                              13.61
                              13.61
                              13.64
                              13.56
                              13.52
                              13.5
                              13.58
                              13.59
                              13.6
                              13.54
                              13.53
                              13.66
                              13.74
                              13.75
                              13.93
                              13.92
                              13.91
                              13.94
                              13.95
                              14.16
                              14.11
                              14.08
                              14.2
                              14.34
                              14.39
                              14.37
                              14.41
                              14.42
                              14.34
                              14.22
                              14.2
                              14.07
                              14.04
                              14.05
                              13.92
                              13.91
                              13.8
                              13.84
                              13.94
                              13.93
                              13.9
                              14.1
                              14.36
                              14.4
                              14.26
                              14.26
                              14.23
                              14.29
                              14.42
                              14.42
                              14.42
                              14.52
                              14.62
                              14.6
                              14.51
                              14.69
                              14.94
                              15.32
                              15.3
                              14.95
                              14.83
                              14.77
                              14.8
                              15
                              15.34
                              15.34
                              15.16
                              15.08
                              15.01
                              14.94
                              14.91
                              14.92
                              14.8
                              14.85
                              14.59
                              14.67
                              14.58
                              14.68
                              14.82
                              14.84
                              14.82
                              14.67
                              14.61
                              14.5
                              14.55
                              14.53
                              14.55
                              14.56
                              14.59
                              14.59
                              14.6
                              14.53
                              14.68
                              14.5
                              14.46
                              14.41
                              14.38
                              14.36
                              14.15
                              14.17
                              14.25
                              14.07
                              14.28
                              14.03
                              13.95
                              13.91
                              13.92
                              14
                              14.01
                              14.04
                              14.03
                              14.08
                              14
                              14.07
                              14.05
                              14.06
                              13.89
                              13.76
                              13.71
                              13.79
                              13.58
                              13.5
                              13.57
                              13.46
                              13.75
                              13.7
                              13.56
                              13.53
                              13.57
                              13.58
                              13.78
                              13.8
                              13.65
                              13.6
                              13.58
                              13.6
                              13.7
                              13.56
                              13.41
                              13.43
                              13.32
                              13.39
                              13.3
                              13.29
                              13.29
                              13.32
                              13.3
                              13.29
                              13.29
                              13.19
                              13.15
                              13.26
                              13.19
                              13.09
                              13.14
                              13.21
                              13.22
                              13.2
                              13.21
                              13.18
                              13.1
                              13.1
                              13.13
                              13.19
                              13.14
                              13.14
                              13.14
                              13.19
                              13.27
                              13.22
                              13.29
                              13.28
                              13.27
12/31/05                      13.27

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.27
------------------------------------
Common Share
Net Asset Value               $14.47
------------------------------------
Premium/(Discount) to NAV     -8.29%
------------------------------------
Market Yield                   5.20%
------------------------------------
Taxable-Equivalent Yield1      7.22%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,195
------------------------------------
Average Effective
Maturity on Securities (Years) 18.62
------------------------------------
Leverage-Adjusted Duration      7.28
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -4.60%         0.43%
------------------------------------
1-Year          3.23%         4.99%
------------------------------------
Since
Inception       1.46%         5.93%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         45.9%
------------------------------------
Water and Sewer                15.7%
------------------------------------
Health Care                    10.7%
------------------------------------
Education and Civic
Organizations                   9.8%
------------------------------------
Transportation                  7.2%
------------------------------------
Other                          10.7%
------------------------------------


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the taxable equivalent yield is lower.

Shareholder
      MEETING REPORT

Approval of the new investment management agreement and sub-advisory agreements were the proposals voted upon at the July 26, 2005, shareholder meeting held at The Northern Trust Bank.

Approval of the Board Members was the proposal voted upon at the November 15, 2005, shareholder meeting held at the offices of Nuveen Investments.

                                                                                  NQF                              NUF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                       Common and                          Common and
                                                                    MuniPreferred                       MuniPreferred
                                                                    shares voting                       shares voting
                                                                         together                            together
                                                                       as a class                          as a class
====================================================================================================================================
   For                                                                 15,241,608                          13,071,165
   Against                                                                129,543                             163,854
   Abstain                                                                190,984                             144,992
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,562,135                          13,380,011
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                       Common and                          Common and
                                                                    MuniPreferred    MuniPreferred      MuniPreferred  MuniPreferred
                                                                    shares voting    shares voting      shares voting  shares voting
                                                                         together         together           together       together
                                                                       as a class       as a class         as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                 15,363,579               --         13,153,273             --
   Withhold                                                                72,274               --            172,729             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,435,853               --         13,326,002             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                 15,350,251               --         13,144,397             --
   Withhold                                                                85,602               --            181,605             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,435,853               --         13,326,002             --
====================================================================================================================================
Jack B. Evans
   For                                                                 15,360,006               --         13,156,437             --
   Withhold                                                                75,847               --            169,565             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,435,853               --         13,326,002             --
====================================================================================================================================
William C. Hunter
   For                                                                 15,360,006               --         13,154,424             --
   Withhold                                                                75,847               --            171,578             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,435,853               --         13,326,002             --
====================================================================================================================================
David J. Kundert
   For                                                                 15,353,923               --         13,150,948             --
   Withhold                                                                81,930               --            175,054             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,435,853               --         13,326,002             --
====================================================================================================================================
William J. Schneider
   For                                                                         --            5,034                 --          4,118
   Withhold                                                                    --               25                 --             16
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --            5,059                 --          4,134
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --            5,034                 --          4,118
   Withhold                                                                    --               25                 --             16
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --            5,059                 --          4,134
====================================================================================================================================
Judith M. Stockdale
   For                                                                 15,349,160                          13,154,201             --
   Withhold                                                                86,693                             171,801             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,435,853                          13,326,002             --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                 15,349,156               --         13,154,424             --
   Withhold                                                                86,697               --            171,578             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               15,435,853               --         13,326,002             --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)

                                                                                 NFL                                  NWF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                       Common and                          Common and
                                                                    MuniPreferred                       MuniPreferred
                                                                    shares voting                       shares voting
                                                                         together                            together
                                                                       as a class                          as a class
====================================================================================================================================
   For                                                                 13,297,551                           3,740,610
   Against                                                                109,207                              26,724
   Abstain                                                                183,128                              79,324
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,589,886                           3,846,658
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                       Common and                          Common and
                                                                    MuniPreferred    MuniPreferred      MuniPreferred  MuniPreferred
                                                                    shares voting    shares voting      shares voting  shares voting
                                                                         together         together           together       together
                                                                       as a class       as a class         as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                 13,193,004               --          3,701,465             --
   Withhold                                                               105,382               --             42,266             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,298,386               --          3,743,731             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                 13,188,445               --          3,701,129             --
   Withhold                                                               109,941               --             42,602             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,398,386               --          3,743,731             --
====================================================================================================================================
Jack B. Evans
   For                                                                 13,188,404               --          3,705,465             --
   Withhold                                                               109,982               --             38,266             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,298,386               --          3,743,731             --
====================================================================================================================================
William C. Hunter
   For                                                                 13,193,004               --          3,706,131             --
   Withhold                                                               105,382               --             37,600             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,298,386               --          3,743,731             --
====================================================================================================================================
David J. Kundert
   For                                                                 13,192,304               --          3,701,281             --
   Withhold                                                               106,082               --             42,450             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,298,386               --          3,743,731             --
====================================================================================================================================
William J. Schneider
   For                                                                         --            4,294                 --          1,159
   Withhold                                                                    --               27                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --            4,321                 --          1,159
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --            4,294                 --          1,159
   Withhold                                                                    --               27                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --            4,321                 --          1,159
====================================================================================================================================
Judith M. Stockdale
   For                                                                 13,190,390                           3,705,631             --
   Withhold                                                               107,996                              38,100             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,298,386                           3,743,731             --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                 13,192,304               --          3,704,781             --
   Withhold                                                               106,082               --             38,950             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               13,298,386               --          3,743,731             --
====================================================================================================================================

                        Nuveen Florida Investment Quality Municipal Fund (NQF)
                        Portfolio of
                               INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0% (1.3% OF TOTAL INVESTMENTS)

$       5,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00       BBB      $    5,022,300
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 5.7% (3.8% OF TOTAL INVESTMENTS)

        1,295   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00       AAA           1,412,975
                 Revenue Bonds, Nova Southeastern University, Series 2004A,
                 5.250%, 4/01/16 - AMBAC Insured

        2,000   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00       BBB           2,095,640
                 Revenue Bonds, Nova Southeastern University, Series 2004B,
                 5.625%, 4/01/34

        3,000   Florida Board of Education, Lottery Revenue Bonds,                    1/13 at 101.00       AAA           3,239,130
                 Series 2002C, 5.000%, 1/01/15 - MBIA Insured

        1,000   Florida Board of Education, Lottery Revenue Bonds,                      No Opt. Call       AAA           1,085,600
                 Series 2005A, 5.250%, 7/01/11 - AMBAC Insured

                Miami-Dade County Educational Facilities Authority, Florida,
                Revenue Bonds, University of Miami, Series 2004A:
        2,290    5.000%, 4/01/19 - AMBAC Insured                                      4/14 at 100.00       AAA           2,437,064
        3,305    5.000%, 4/01/22 - AMBAC Insured                                      4/14 at 100.00       AAA           3,495,864

          575   Osceola County Industrial Development Authority, Florida,             8/11 at 101.00       AAA             598,357
                 Industrial Development Revenue Bonds, P.M. Wells Charter
                 School Project, Series 2001A, 5.000%, 8/01/23 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,465   Total Education and Civic Organizations                                                                 14,364,630
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.8% (11.2% OF TOTAL INVESTMENTS)

        1,000   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00         A           1,008,310
                 Bonds, Health First Inc., Project, Series 2005, 5.000%, 4/01/34

        3,000   Highlands County Health Facilities Authority, Florida, Hospital      11/15 at 100.00        A+           3,045,390
                 Revenue Bonds, Adventist Health System, Series 2005B,
                 5.000%, 11/15/30

        4,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00        A+           4,961,928
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00        A3           1,035,640
        2,330    5.250%, 10/01/34                                                    10/13 at 100.00        A3           2,408,451

        2,345   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00         A           2,443,467
                 Medical Center Project, Series 2002, 5.375%, 7/01/22

        3,000   Miami-Dade County Health Facility Authority, Florida, Hospital        8/11 at 101.00       AAA           3,140,340
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

          550   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00        A-             587,252
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

        3,695   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00         A           3,945,373
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/27

                Palm Beach County Health Facilities Authority, Florida, Hospital
                Revenue Refunding Bonds, BRCH Corporation Obligated Group,
                Series 2001:
        3,410    5.500%, 12/01/21                                                    12/11 at 101.00         A           3,578,659
        2,340    5.625%, 12/01/31                                                    12/11 at 101.00         A           2,460,159

        7,500   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00        A1           7,915,275
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        5,375   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00       AA-           5,762,215
                 Bonds, Series 2002, 5.625%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------

       40,145   Total Health Care                                                                                       42,292,459
------------------------------------------------------------------------------------------------------------------------------------


                                       15

                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.5% (1.1% OF TOTAL INVESTMENTS)

$       1,090   Broward County Housing Finance Authority, Florida, Multifamily        5/10 at 101.00       AAA      $    1,129,142
                 Housing Revenue Bonds, Emerald Palms Apartments,
                 Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

          135   Florida Housing Finance Agency, General Mortgage Revenue              6/06 at 100.00        AA             136,268
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        2,500   Florida Housing Finance Agency, Housing Revenue Bonds,                9/06 at 102.00       AAA           2,568,875
                 Mariner Club Apartments, Series 1996K-1, 6.375%, 9/01/36 -
                 AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        3,725   Total Housing/Multifamily                                                                                3,834,285
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.9% (0.7% OF TOTAL INVESTMENTS)

          650   Florida Housing Finance Agency, Homeowner Mortgage                    1/07 at 102.00        AA             660,920
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)

        1,385   Florida Housing Finance Agency, Homeowner Mortgage                    7/07 at 102.00       AAA           1,430,567
                 Revenue Bonds, Series 1997-2, 5.900%, 7/01/29 - MBIA
                 Insured (Alternative Minimum Tax)

          170   Manatee County Housing Finance Authority, Florida, Single             5/06 at 105.00       Aaa             171,853
                 Family Mortgage Revenue Bonds, Series 1996-1,
                 7.450%, 5/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        2,205   Total Housing/Single Family                                                                              2,263,340
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,750   Palm Beach County Health Facilities Authority, Florida,              11/06 at 102.00      BBB+           1,802,185
                 Retirement Community Revenue Bonds, Adult Communities
                 Total Services Inc. Obligated Group, Series 1996,
                 5.625%, 11/15/20

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00       N/R           1,214,843
        1,565    5.625%, 8/01/34                                                      8/14 at 101.00       N/R           1,627,209
------------------------------------------------------------------------------------------------------------------------------------

        4,440   Total Long-Term Care                                                                                     4,644,237
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.4% (1.6% OF TOTAL INVESTMENTS)

        5,400   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00       N/R            6,017,922
                 Exempt Facilities Remarketed Revenue Bonds, National
                 Gypsum Company, Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 11.9% (7.9% OF TOTAL INVESTMENTS)

        1,920   Florida Department of Transportation, Full Faith and Credit           7/14 at 101.00       AAA           2,108,314
                 Right-of-Way Acquisition and Bridge Construction Bonds,
                 Series 2004A, 5.250%, 7/01/19

        1,500   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00       AAA           1,591,875
                 Education Capital Outlay Bonds, Series 2002F, 5.000%, 6/01/22 -
                 MBIA Insured

        2,080   Florida State Board of Education, Full Faith and Credit Public        6/13 at 100.00       AAA           2,209,646
                 Education Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/21 -
                 AMBAC Insured

        9,230   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00       AAA           9,639,719
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/31 - FGIC Insured

        8,000   Florida State Board of Education, Full Faith and Credit, Public       6/12 at 100.00       AAA           8,733,440
                 Education Capital Outlay Refunding Bonds, Series 2002D,
                 5.375%, 6/01/16

                Reedy Creek Improvement District, Orange and Osceola Counties,
                Florida, General
                Obligation Bonds, Series 2004A:
        3,510    5.000%, 6/01/19 - MBIA Insured                                       4/14 at 100.00       AAA           3,735,412
        1,750    5.000%, 6/01/20 - MBIA Insured                                       4/14 at 100.00       AAA           1,859,848
------------------------------------------------------------------------------------------------------------------------------------

       27,990   Total Tax Obligation/General                                                                            29,878,254
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 37.6% (25.2% OF TOTAL INVESTMENTS)

        5,625   Broward County School Board, Florida, Certificates of                 7/14 at 100.00       AAA           6,108,581
                 Participation, Series 2004C, 5.250%, 7/01/18 - FSA Insured

        1,665   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00       AAA           1,763,485
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Escambia County, Florida, Sales Tax Revenue Refunding Bonds,         10/12 at 101.00       AAA      $    1,063,090
                 Series 2002, 5.000%, 10/01/21 - AMBAC Insured

        1,280   Florida Intergovernmental Finance Commission, Capital Revenue         8/11 at 100.00       Aaa           1,344,346
                 Bonds, Daytona Beach Community Redevelopment Agency,
                 Series 2001C-1, 5.000%, 2/01/20 - AMBAC Insured

        1,685   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00       AAA           1,787,819
                 5.000%, 5/01/22 - MBIA Insured

        5,000   Florida Ports Financing Commission, Revenue Bonds, State              6/07 at 101.00       AAA           5,146,450
                 Transportation Trust Fund, Series 1996, 5.375%, 6/01/27 -
                 MBIA Insured (Alternative Minimum Tax)

        5,000   Hernando County, Florida, Revenue Bonds, Criminal Justice               No Opt. Call       AAA           6,538,000
                 Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
                 FGIC Insured

        1,575   Hillsborough County, Florida, Community Investment Tax Revenue       11/13 at 101.00       AAA           1,665,342
                 Bonds, Series 2004, 5.000%, 5/01/24 - AMBAC Insured

        2,190   Hillsborough County, Florida, Revenue Refunding Bonds,               10/15 at 100.00       AAA           2,318,991
                 Tampa Bay Arena, Series 2005, 5.000%, 10/01/25 - FGIC Insured

        5,015   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00       AAA           5,463,893
                 Bonds, Series 2003, 5.250%, 10/01/21 - MBIA Insured

        2,000   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00       AAA           2,111,760
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/22 - FGIC Insured

        2,195   Manatee County, Florida, Revenue Bonds, Series 2004,                 10/14 at 100.00       AAA           2,331,463
                 5.000%, 10/01/22 - FGIC Insured

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        2,330    5.250%, 5/01/16 - RAAI Insured                                       5/12 at 102.00        AA           2,490,304
        1,700    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00        AA           1,830,934

                Orlando Community Redevelopment Agency, Florida, Tax Increment
                Revenue Bonds, Republic Drive-Universal Boulevard - I-4
                Interchange Project, Series 2002:
        1,375    5.125%, 4/01/19 - AMBAC Insured                                      4/12 at 100.00       AAA           1,468,761
        1,495    5.125%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00       AAA           1,587,137
        1,225    5.125%, 4/01/21 - AMBAC Insured                                      4/12 at 100.00       AAA           1,300,497

                Osceola County, Florida, Transportation Revenue Bonds,
                Osceola Parkway, Series 2004:
        3,460    5.000%, 4/01/18 - MBIA Insured                                       4/14 at 100.00       Aaa           3,694,692
        3,660    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00       Aaa           3,887,103
        2,000    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00       Aaa           2,112,640

        4,000   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00       AAA           4,141,560
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,560   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00       AAA           2,693,990
                 Participation, Series 2004A, 5.000%, 8/01/23 - FGIC Insured

        4,490   Palm Beach County, Florida, Public Improvement Revenue Bonds,         6/15 at 100.00       AAA           4,736,501
                 Biomedical Research Park Project, Series 2005, 5.000%, 6/01/25 -
                 AMBAC Insured

                Pasco County School Board, Florida, Certificates of Participation,
                Series 2004A:
        1,000    5.000%, 8/01/19 - AMBAC Insured                                        No Opt. Call       AAA           1,060,460
        2,335    5.000%, 8/01/21 - AMBAC Insured                                      8/14 at 100.00       AAA           2,467,535

        2,500   Polk County School District, Florida, Sales Tax Revenue Bonds,       10/14 at 100.00       AAA           2,736,425
                 Series 2004, 5.250%, 10/01/18 - FSA Insured

        1,000   Sarasota County School Board, Florida, Certificates of                  No Opt. Call       Aaa           1,085,410
                 Participation, Series 2004, 5.000%, 7/01/15 - FGIC Insured

          650   Sonoma Bay Community Development District, Florida,                   5/15 at 100.00       N/R             653,965
                 Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36

        2,750   St. John's County, Florida, Transportation Improvement Revenue       10/13 at 100.00       AAA           2,916,925
                 Bonds, Series 2003, 5.000%, 10/01/23 - AMBAC Insured

                Tampa Sports Authority, Hillsborough County, Florida, Sales Tax
                Payments Special Purpose Bonds, Stadium Project, Series 1995:
        1,250    5.750%, 10/01/20 - MBIA Insured                                        No Opt. Call       AAA           1,477,300
        2,585    5.750%, 10/01/25 - MBIA Insured                                        No Opt. Call       AAA           3,113,193


                                       17

                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       8,605   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00       AAA      $    9,432,886
                 Bonds, Series 2002, 5.375%, 10/01/15 - FSA Insured

        2,075   Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004,         10/14 at 100.00       AAA           2,210,269
                 5.000%, 10/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       87,275   Total Tax Obligation/Limited                                                                            94,741,707
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 23.2% (15.5% OF TOTAL INVESTMENTS)

       11,500   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00       AAA          11,993,234
                 Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00       AAA           2,261,069
                 Series 2004L, 5.000%, 10/01/23 - AMBAC Insured

        3,500   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00       AAA           3,622,115
                 5.750%, 10/01/26 - MBIA Insured (Alternative Minimum Tax)

       12,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/09 at 101.00       AAA          12,257,159
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28 -
                 FGIC Insured (Alternative Minimum Tax)

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00       AAA           4,156,680
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 -
                 FSA Insured (Alternative Minimum Tax)

        2,590   Hillsborough County Aviation Authority, Florida, Revenue Bonds,      10/06 at 102.00       AAA           2,686,892
                 Tampa International Airport, Series 1996A, 6.000%, 10/01/23 -
                 FGIC Insured (Alternative Minimum Tax)

        2,090   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00       AAA           2,234,168
                 Series 2004B, 5.000%, 10/01/19 - AMBAC Insured

                Miami-Dade County Expressway Authority, Florida, Toll System
                Revenue Bonds, Series 2004B:
        4,135    5.000%, 7/01/19 - FGIC Insured                                       7/14 at 100.00       AAA           4,407,538
        6,690    5.000%, 7/01/20 - FGIC Insured                                       7/14 at 100.00       AAA           7,121,037

        1,750   Miami-Dade County Industrial Development Authority, Florida,         10/09 at 101.00       AAA           1,896,913
                 Industrial Development Revenue Bonds, Airis Miami II LLC -
                 Miami International Airport, Series 1999, 6.000%, 10/15/25 -
                 AMBAC Insured (Alternative Minimum Tax)

        5,390   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00       AAA           5,878,065
                 Miami International Airport, Series 2002, 5.750%, 10/01/18 -
                 FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       55,795   Total Transportation                                                                                    58,514,870
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED(4) - 18.3% (12.2% OF TOTAL INVESTMENTS)

        7,225   Dade County, Florida, Special Obligation and Refunding Bonds,         10/08 at 48.83       AAA           3,210,356
                 Series 1996B, 0.000%, 10/01/20 (Pre-refunded 10/01/08) -
                 AMBAC Insured

       20,000   Escambia County Health Facilities Authority, Florida, Revenue        11/09 at 101.00       AAA          22,005,397
                 Bonds, Ascension Health Credit Group, Series 1999A-2,
                 6.000%, 11/15/31 (Pre-refunded 11/15/09)

        3,500   Hillsborough County Aviation Authority, Florida, Revenue Bonds,      10/06 at 102.00       AAA           3,637,095
                 Tampa International Airport, Series 1996B, 5.875%, 10/01/23
                 (Pre-refunded 10/01/06) - FGIC Insured

        5,450   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00       A-(4)         6,099,477
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31
                 (Pre-refunded 1/15/11)

        6,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00       A+(4)         6,831,840
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

        3,570   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call       AAA           4,175,401
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       45,745   Total U.S. Guaranteed                                                                                   45,959,566
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 14.0% (9.3% OF TOTAL INVESTMENTS)

        4,330   Hillsborough County Industrial Development Authority, Florida,       10/12 at 100.00      Baa2           4,515,930
                 Pollution Control Revenue Bonds, Tampa Electric Company
                 Project, Series 2002, 5.100%, 10/01/13

        1,050   Jacksonville Beach, Florida, Utility Revenue Refunding Bonds,        10/10 at 100.00       Aaa           1,110,102
                 Series 2002, 5.000%, 4/01/17 - AMBAC Insured

        4,250   Lakeland, Florida, Energy System Revenue Refunding Bonds,               No Opt. Call       AAA           4,791,153
                 Series 1999C, 6.050%, 10/01/11 - FGIC Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       5,000   Orlando Utilities Commission, Florida, Water and Electric               No Opt. Call       Aa1      $    5,547,250
                 Revenue Refunding Bonds, Series 1992, 6.000%, 10/01/10

        7,345   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00       Aa1           7,933,555
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00       Aa1           5,401,650
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18

        5,550   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00       AAA           5,888,106
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       32,525   Total Utilities                                                                                         35,187,746
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.5% (9.0% OF TOTAL INVESTMENTS)

        3,310   Cocoa, Florida, Water and Sewerage System Revenue Refunding             No Opt. Call       AAA           3,807,493
                 Bonds, Series 2003, 5.500%, 10/01/23 - AMBAC Insured

                Hollywood, Florida, Water and Sewer Revenue Refunding and
                Improvement Bonds, Series 2003:
        2,000    5.000%, 10/01/19 - FSA Insured                                      10/13 at 100.00       Aaa           2,138,260
        3,390    5.000%, 10/01/21 - FSA Insured                                      10/13 at 100.00       Aaa           3,603,875

        1,000   Jacksonville, Florida, Water and Sewer Revenue Bonds, United          2/06 at 102.00       AAA           1,022,260
                 Water Florida Project, Series 1995, 6.350%, 8/01/25 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,525   Lee County, Florida, Water and Sewer Revenue Refunding               10/13 at 100.00       Aaa           1,623,820
                 Bonds, Series 2003A, 5.000%, 10/01/20 - MBIA Insured

        8,300   Miami-Dade County, Florida, Water and Sewer System Revenue           10/09 at 101.00       AAA           8,550,660
                 Bonds, Series 1999A, 5.000%, 10/01/29 - FGIC Insured

        1,175   Naples, Florida, Water and Sewer Revenue Bonds, Series 2002,          9/12 at 100.00       Aa2           1,265,064
                 5.000%, 9/01/14

        2,060   Polk County, Florida, Utility System Revenue Bonds, Series 2003,     10/13 at 100.00       Aaa           2,241,527
                 5.250%, 10/01/22 - FGIC Insured

        2,780   Riviera Beach, Palm Beach County, Florida, Water and Sewerage        10/14 at 100.00       Aaa           2,934,012
                 Revenue Bonds, Series 2004, 5.000%, 10/01/24 - FGIC Insured

        2,275   Sarasota County, Florida, Utility System Revenue Bonds,              10/15 at 100.00       AAA           2,407,132
                  Series 2005A, 5.000%, 10/01/27 - FGIC Insured

        1,680   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call       AAA           1,959,938
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured

                Winter Springs, Florida, Water and Sewer Revenue Refunding
                Bonds, Series 2001:
          700    5.250%, 4/01/16 - MBIA Insured                                       4/11 at 101.00       AAA             753,620
        1,585    5.000%, 4/01/20 - MBIA Insured                                       4/11 at 101.00       AAA           1,671,826
------------------------------------------------------------------------------------------------------------------------------------
       31,780   Total Water and Sewer                                                                                   33,979,487
------------------------------------------------------------------------------------------------------------------------------------

$     355,490   Total Investments (cost $354,600,822) - 149.6%                                                         376,700,803
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 2.8%                                                                     7,089,701
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (52.4)%                                                      (132,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                       $  251,790,504
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Florida Quality Income Municipal Fund (NUF)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.0% (5.3% OF TOTAL INVESTMENTS)

                Broward County Educational Facilities Authority, Florida, Revenue
                Bonds, Nova Southeastern
                University, Series 2004B:
$       1,000    5.500%, 4/01/24                                                      4/14 at 100.00       BBB      $    1,052,590
          500    5.625%, 4/01/34                                                      4/14 at 100.00       BBB             523,910

        2,685   Florida Board of Education, Lottery Revenue Bonds,                    1/13 at 101.00       AAA           2,899,021
                 Series 2002C, 5.000%, 1/01/15 - MBIA Insured

        1,000   Florida Board of Education, Lottery Revenue Bonds,                      No Opt. Call       AAA           1,085,600
                 Series 2005A, 5.250%, 7/01/11 - AMBAC Insured

        2,580   Florida State Education System, Housing Facility Revenue                No Opt. Call       AAA           2,813,929
                 Bonds, Florida International University, Series 2004A,
                 5.000%, 7/01/14 - MBIA Insured

        2,345   FSU Financial Assistance Inc., Florida, General Revenue Bonds,       10/14 at 100.00       AAA           2,526,480
                 Educational and Athletic Facilities Improvements, Series 2004,
                 5.000%, 10/01/16 - AMBAC Insured

        3,905   Miami-Dade County Educational Facilities Authority, Florida,          4/14 at 100.00       AAA           4,150,117
                 Revenue Bonds, University of Miami, Series 2004A,
                 5.000%, 4/01/20 - AMBAC Insured

        2,275   University of Central Florida, Certificates of Participation,        10/14 at 100.00       AAA           2,431,952
                 Athletic Association, Series 2004A, 5.125%, 10/01/21 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

       16,290   Total Education and Civic Organizations                                                                 17,483,599
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.3% (14.1% OF TOTAL INVESTMENTS)

        1,000   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00         A           1,008,310
                 Bonds, Health First Inc., Project, Series 2005, 5.000%, 4/01/34

        1,500   Citrus County Hospital Board, Florida, Revenue Refunding              8/13 at 100.00      Baa3           1,637,760
                 Bonds, Citrus Memorial Hospital, Series 2002, 6.375%, 8/15/32

        1,000   Highlands County Health Facilities Authority, Florida, Hospital      11/15 at 100.00        A+           1,012,780
                 Revenue Bonds, Adventist Health System, Series 2005C,
                 5.000%, 11/15/31

        2,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00        A+           2,804,568
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
          500    5.250%, 10/01/28                                                    10/13 at 100.00        A3             517,820
        1,590    5.250%, 10/01/34                                                    10/13 at 100.00        A3           1,643,535

        8,500   Jacksonville Economic Development Commission, Florida,               11/11 at 101.00        AA           8,975,235
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001A, 5.500%, 11/15/36

        3,430   Leesburg, Florida, Hospital Revenue Refunding Bonds,                    No Opt. Call        A-           3,572,860
                 Leesburg Regional Medical Center Project, Series 2003,
                 5.000%, 7/01/12

          825   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00        A-             880,877
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/12 at 101.00        A+           5,338,150
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2002, 5.250%, 11/15/18

        6,000   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00         A           6,380,940
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/32

        7,500   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00        A1           7,915,275
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        4,625   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00       AA-           4,958,185
                 Bonds, Series 2002, 5.625%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------

       44,070   Total Health Care                                                                                       46,646,295
------------------------------------------------------------------------------------------------------------------------------------


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.6% (7.7% OF TOTAL INVESTMENTS)

                Broward County Housing Finance Authority, Florida, GNMA
                Collateralized Multifamily Housing Revenue Refunding Bonds,
                Tamarac Pointe Apartments, Series 1996:
$       1,500    6.250%, 7/01/26                                                      7/06 at 102.00       AAA      $    1,541,025
        1,000    6.300%, 1/01/32                                                      7/06 at 102.00       AAA           1,026,430

        4,965   Florida Board of Education, Lottery Revenue Bonds,                    7/11 at 101.00       AAA           5,246,813
                 Series 2001B, 5.000%, 7/01/20 - FGIC Insured

          120   Florida Housing Finance Agency, General Mortgage Revenue              6/06 at 100.00        AA             121,127
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                4/06 at 102.00       AAA           1,020,510
                 Holly Cove Apartments, Series 1995F, 6.150%, 10/01/25 -
                 AMBAC Insured (Alternative Minimum Tax)

        5,790   Florida Housing Finance Corporation, FNMA Revenue Bonds,             10/10 at 102.00       Aaa           6,105,960
                 Villa de Mallorca Apartments, Series 2000H-1,
                 6.000%, 7/01/33 (Alternative Minimum Tax)

        3,170   Florida Housing Finance Corporation, Housing Revenue                 12/08 at 102.00        A+           3,196,311
                 Refunding Bonds, Hunters Ridge at Deerwood Apartments,
                 Series 1998-0, 5.300%, 12/01/28

        3,630   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00       AAA           3,827,036
                 Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
                 Series 2000-5A, 5.950%, 7/01/30 - FSA Insured (Alternative
                 Minimum Tax)

        3,240   Pinellas County Housing Finance Authority, Florida, Multifamily       1/08 at 100.00       AAA           3,323,754
                 Housing Revenue Bonds, Emerald Bay Apartments,
                 Series 1998A, 5.000%, 4/01/28 (Mandatory put 4/01/08)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       24,415   Total Housing/Multifamily                                                                               25,408,966
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.9% (0.6% OF TOTAL INVESTMENTS)

          830   Broward County Housing Finance Authority, Florida, Single              4/10 at 25.36       Aaa             165,095
                 Family Mortgage Revenue Bonds, Series 2001C,
                 0.000%, 4/01/33 (Alternative Minimum Tax)

          735   Broward County Housing Finance Authority, Florida,                     4/09 at 25.51       Aaa             149,117
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)

          330   Florida Housing Finance Agency, GNMA Collateralized Home                No Opt. Call       AAA             352,519
                 Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17

          215   Lee County Housing Finance Authority, Florida, Single Family          3/07 at 105.00       Aaa             216,337
                 Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997A, Subseries 1, 7.200%, 3/01/27
                 (Alternative Minimum Tax)

           50   Miami-Dade County Housing Authority, Florida, Home                    4/08 at 101.50       Aaa              51,710
                 Owner Mortgage Revenue Bonds, Series 1999A-1,
                 5.550%, 10/01/19 (Alternative Minimum Tax)

          980   Orange County Housing Finance Authority, Florida, Single              4/06 at 102.00       AAA           1,002,315
                 Family Mortgage Revenue Bonds, Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

           35   Orange County Housing Finance Authority, Florida,                     9/07 at 102.00       AAA              35,084
                 Single Family Mortgage Revenue Bonds, Series 1997B,
                 5.100%, 9/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        3,175   Total Housing/Single Family                                                                              1,972,177
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 5.6% (3.7% OF TOTAL INVESTMENTS)

        7,285   Atlantic Beach, Florida, Healthcare Facilities Revenue               10/09 at 101.00         A           7,676,642
                 Refunding Bonds, Fleet Landing Project, Series 1999,
                 5.750%, 10/01/18 - ACA Insured

        1,750   Palm Beach County Health Facilities Authority, Florida,              11/06 at 102.00      BBB+            1,802,185
                 Retirement Community Revenue Bonds, Adult Communities
                 Total Services Inc. Obligated Group, Series 1996,
                 5.625%, 11/15/20

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00       N/R           1,214,843
        1,570    5.625%, 8/01/34                                                      8/14 at 101.00       N/R           1,632,407
------------------------------------------------------------------------------------------------------------------------------------

       11,730   Total Long-Term Care                                                                                    12,326,077
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.3% (1.5% OF TOTAL INVESTMENTS)

        4,600   Hillsborough County Industrial Development Authority,                 4/10 at 101.00       N/R           5,126,378
                 Florida, Exempt Facilities Remarketed Revenue Bonds,
                 National Gypsum Company, Apollo Beach Project,
                 Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)


                                       21

                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.3% (6.2% OF TOTAL INVESTMENTS)

$      15,925   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00       AAA      $   16,940,217
                 Education Capital Outlay Bonds, Series 2002B,
                 5.000%, 6/01/20 - MBIA Insured

        3,240   Reedy Creek Improvement District, Orange and Osceola                  4/14 at 100.00       AAA           3,427,110
                 Counties, Florida, General Obligation Bonds, Series 2004A,
                 5.000%, 6/01/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       19,165   Total Tax Obligation/General                                                                            20,367,327
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 42.1% (27.9% OF TOTAL INVESTMENTS)

        1,000   Alachua County School Board, Florida, Certificates of                 7/11 at 101.00       Aaa           1,051,970
                 Participation, Series 2001, 5.000%, 7/01/21 - AMBAC Insured

        1,055   Bay County School Board, Florida, Certificates of Participation,      7/14 at 100.00       Aaa           1,107,518
                 Series 2004, 5.000%, 7/01/24 - AMBAC Insured

        3,870   Broward County School Board, Florida, Certificates of                 7/14 at 100.00       AAA           4,199,801
                 Participation, Series 2004C, 5.250%, 7/01/20 - FSA Insured

        1,500   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00       AAA           1,588,725
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,290   Escambia County, Florida, Tourist Development Revenue                10/12 at 100.00       AAA           1,377,243
                 Refunding Bonds, Series 2002, 5.000%, 10/01/18 -
                 MBIA Insured

        8,425   Florida Department of Environmental Protection, Florida               7/13 at 101.00       AAA           9,001,523
                 Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/19 -
                 AMBAC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        1,040    0.000%, 11/01/25 - MBIA Insured                                        No Opt. Call       AAA             414,960
        1,590    0.000%, 11/01/26 - MBIA Insured                                        No Opt. Call       AAA             602,499

        1,430   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00       AAA           1,509,222
                 Bonds, Series 2001, 5.000%, 10/01/23 - AMBAC Insured

        2,090   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00       AAA           2,219,852
                 Bonds, Series 2003, 5.000%, 10/01/22 - MBIA Insured

        3,145   Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds,         10/13 at 100.00       AAA           3,351,752
                 Series 2003C, 5.250%, 10/01/18 - MBIA Insured (Alternative
                 Minimum Tax)

        2,230   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00       AAA           2,360,700
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/21 - FGIC Insured

        2,750   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00       AAA           2,992,853
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/17 - FGIC Insured

        1,000   Jacksonville, Florida, Local Government Sales Tax Revenue               No Opt. Call       AAA           1,129,090
                 Refunding Bonds, Series 2001, 5.500%, 10/01/14 - FGIC Insured

                Lake County School Board, Florida, Certificates of Participation,
                Series 2004A:
        1,190    5.000%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00       AAA           1,261,412
        1,340    5.000%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00       AAA           1,413,539
        1,470    5.000%, 7/01/24 - AMBAC Insured                                      7/14 at 100.00       AAA           1,543,177

        2,220   Lee County, Florida, Local Option Gas Tax Revenue Bonds,             10/14 at 100.00       Aaa           2,361,370
                 Series 2004, 5.000%, 10/01/19 - FGIC Insured

                Manatee County School District, Florida, Sales Tax Revenue
                Bonds, Series 2003:
        4,660    5.000%, 10/01/14 - AMBAC Insured                                    10/13 at 100.00       AAA           5,040,349
        5,130    5.000%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00       AAA           5,504,131

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        1,975    5.500%, 5/01/22 - RAAI Insured                                       5/12 at 102.00        AA           2,127,272
          850    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00        AA             915,467

        2,475   Northern Palm Beach County Improvement District, Florida,             8/10 at 102.00        AA           2,718,293
                 Revenue Bonds, Water Control and Improvement Development
                 Unit 19, Series 2000, 6.100%, 8/01/21 - RAAI Insured

        2,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/06 at 100.00       AAA           2,004,660
                 Series 1994, 6.125%, 1/01/24 - FGIC Insured

        2,440   Orange County School Board, Florida, Certificates of                  8/14 at 100.00       Aaa           2,574,908
                 Participation, Series 2004A, 5.000%, 8/01/22 - AMBAC Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
$       3,265    5.125%, 1/01/20 - FGIC Insured                                       1/13 at 100.00       AAA      $    3,503,900
        3,400    5.125%, 1/01/23 - FGIC Insured                                       1/13 at 100.00       AAA           3,648,778

        1,000   Orlando Community Redevelopment Agency, Florida,                      4/12 at 100.00       AAA           1,068,190
                 Tax Increment Revenue Bonds, Republic  Drive-Universal
                 Boulevard - I-4 Interchange Project, Series 2002,
                 5.125%, 4/01/19 - AMBAC Insured

        2,040   Palm Beach County School Board, Florida, Certificates                 8/12 at 100.00       AAA           2,185,064
                 of Participation, Series 2002D, 5.250%, 8/01/21 - FSA Insured

                Palm Beach County School Board, Florida, Certificates of
                Participation, Series 2004A:
        1,000    5.000%, 8/01/20 - FGIC Insured                                       8/14 at 100.00       AAA           1,060,460
        1,500    5.000%, 8/01/22 - FGIC Insured                                       8/14 at 100.00       AAA           1,582,935

        1,000   Pasco County, Florida, Sales Tax Revenue Bonds,                      12/13 at 100.00       Aaa           1,074,300
                 Series 2003, 5.000%, 12/01/17 - AMBAC Insured

        2,355   Plantation, Florida, Non-Ad Valorem Revenue Refunding                 8/13 at 100.00       Aaa           2,516,647
                 and Improvement Bonds, Series 2003, 5.000%, 8/15/19 -
                 FSA Insured

        1,350   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00       AAA           1,434,848
                 5.000%, 9/01/21 - MBIA Insured

       11,815   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00       AAA          12,988,702
                 Bonds, Series 2002, 5.375%, 10/01/14 - FSA Insured

        1,000   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00       Aaa           1,057,830
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       87,890   Total Tax Obligation/Limited                                                                            92,493,940
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 21.9% (14.5% OF TOTAL INVESTMENTS)

        2,225   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00       AAA           2,325,303
                 Series 2001J-1, 5.250%, 10/01/21 - AMBAC Insured
                 (Alternative Minimum Tax)

       12,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00       AAA          12,418,680
                 5.750%, 10/01/26 - MBIA Insured (Alternative Minimum Tax)

        3,500   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/07 at 101.00       AAA           3,605,280
                 Revenue Bonds, Series 1997, 5.250%, 10/01/23 - FGIC
                 Insured (Alternative Minimum Tax)

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00       AAA           4,156,680
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 - FSA
                 Insured (Alternative Minimum Tax)

        1,800   Jacksonville Port Authority, Florida, Port Facilities Revenue        11/06 at 102.00       AAA           1,863,000
                 Bonds, Series 1996, 5.625%, 11/01/18 - MBIA Insured
                 (Alternative Minimum Tax)

        1,000   Lee County, Florida, Transportation Facilities Revenue Bonds,           No Opt. Call       AAA           1,092,090
                 Series 2004B, 5.000%, 10/01/14 - AMBAC Insured

                Miami-Dade County Expressway Authority, Florida, Toll System
                Revenue Bonds, Series 2004B:
        3,955    5.250%, 7/01/17 - FGIC Insured                                       7/14 at 100.00       AAA           4,324,753
        2,000    5.250%, 7/01/18 - FGIC Insured                                       7/14 at 100.00       AAA           2,180,960
        2,000    5.000%, 7/01/23 - FGIC Insured                                       7/14 at 100.00       AAA           2,112,680

        2,000   Miami-Dade County Expressway Authority, Florida, Toll System          7/11 at 101.00       Aaa           2,113,520
                 Revenue Refunding Bonds, Series 2001, 5.000%, 7/01/21 -
                 FGIC Insured

        7,500   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00       AAA           7,634,250
                 Miami International Airport, Series 1998A,
                 5.000%, 10/01/24 - FGIC Insured (Alternative Minimum Tax)

        4,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00       AAA           4,080,160
                 Miami International Airport, Series 1998C, 5.000%, 10/01/23 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       45,980   Total Transportation                                                                                    47,907,356
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED(4) - 5.0% (3.3% OF TOTAL INVESTMENTS)

        1,500   Bradford County Health Facility Authority, Florida, Revenue             No Opt. Call       AAA           1,713,825
                 Refunding Bonds, Santa Fe Healthcare Inc., Series 1993,
                 6.050%, 11/15/16

        8,175   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00       A-(4)         9,149,215
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31
                 (Pre-refunded 1/15/11)
------------------------------------------------------------------------------------------------------------------------------------

        9,675   Total U.S. Guaranteed                                                                                   10,863,040
------------------------------------------------------------------------------------------------------------------------------------


                                       23

                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.8% (8.4% OF TOTAL INVESTMENTS)

$         750   Gainesville, Florida, Utilities System Revenue Bonds,                10/13 at 100.00        AA      $      818,182
                 Series 2003A, 5.250%, 10/01/21

        4,800   Hillsborough County Industrial Development Authority,                10/12 at 100.00      Baa2           5,006,112
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        9,440   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00       Aa2          10,021,410
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/15

        3,290   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00       Aa1           3,553,628
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17

        3,170   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00       Aa1           3,424,646
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/17

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00       AAA           3,182,760
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

          650   Reedy Creek Improvement District, Florida, Utility Revenue           10/15 at 100.00       AAA             686,686
                 Bonds, Series 2005-1, 5.000%, 10/01/25 - AMBAC Insured

        1,170   Tallahassee, Florida, Consolidated Utility System Revenue            10/15 at 100.00       AAA           1,240,832
                 Bonds, Series 2005, 5.000%, 10/01/25 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       26,270   Total Utilities                                                                                         27,934,256
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 10.3% (6.8% OF TOTAL INVESTMENTS)

        1,365   Florida Governmental Utility Authority, Utility System Revenue       10/13 at 100.00       AAA           1,453,452
                 Bonds, Lehigh Project, Series 2003, 5.000%, 10/01/20 -
                 AMBAC Insured
                Hollywood, Florida, Water and Sewer Revenue Refunding
                and Improvement Bonds, Series 2003:
        1,000    5.000%, 10/01/19 - FSA Insured                                      10/13 at 100.00       Aaa           1,069,130
        4,000    5.000%, 10/01/20 - FSA Insured                                      10/13 at 100.00       Aaa           4,259,200

        2,450   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00       AAA           2,503,410
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

                JEA, Florida, Water and Sewerage System Revenue Bonds,
                Series 2004A:
        3,235    5.000%, 10/01/18 - FGIC Insured                                     10/13 at 100.00       AAA           3,463,100
        5,090    5.000%, 10/01/19 - FGIC Insured                                     10/13 at 100.00       AAA           5,441,872
        3,000    5.000%, 10/01/23 - FGIC Insured                                     10/13 at 100.00       AAA           3,182,100

        1,065   Lee County Industrial Development Authority, Florida,                11/12 at 100.00       AAA           1,107,089
                 Utilities Revenue Bonds, Bonita Springs Utilities Inc. Project,
                 Series 2002, 5.000%, 11/01/19 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       21,205   Total Water and Sewer                                                                                   22,479,353
------------------------------------------------------------------------------------------------------------------------------------

$     314,465   Total Investments (cost $317,134,723) - 151.1%                                                         331,008,764
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 2.3%                                                                     4,985,781
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (53.4)%                                                      (117,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                       $  218,994,545
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 3.3% (2.3% OF TOTAL INVESTMENTS)

$       5,325   Escambia County Housing Finance Authority, Florida, Dormitory         6/09 at 101.00       AAA      $    5,728,316
                 Revenue Bonds, University of West Florida Foundation Inc.,
                 Series 1999, 5.750%, 6/01/31 - MBIA Insured

        1,750   Volusia County Educational Facilities Authority, Florida, Revenue    10/15 at 100.00        AA           1,807,348
                 Bonds, Embry-Riddle Aeronautical University, Series 2005,
                 5.000%, 10/15/25 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------

        7,075   Total Education and Civic Organizations                                                                  7,535,664
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 8.2% (5.6% OF TOTAL INVESTMENTS)

        2,000   Brevard County Health Facilities Authority, Florida, Hospital        10/06 at 101.00       AAA           2,052,860
                 Revenue Bonds, Holmes Regional Medical Center Project,
                 Series 1996, 5.625%, 10/01/14 - MBIA Insured

        2,500   Hillsborough County Industrial Development Authority, Florida,          No Opt. Call       AAA           3,052,350
                 Industrial Development Revenue Bonds, University Community
                 Hospital, Series 1994, 6.500%, 8/15/19 - MBIA Insured

        7,220   Miami-Dade County Health Facility Authority, Florida, Hospital        8/11 at 101.00       AAA           7,557,752
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        2,500   Miami-Dade County, Florida, Public Facilities Revenue Bonds,          6/15 at 100.00       AAA           2,630,325
                 Jackson Health System, Series 2005B, 5.000%, 6/01/22 -
                 MBIA Insured

        3,015   North Broward Hospital District, Florida, Revenue Refunding           1/07 at 101.00       AAA           3,097,581
                 and Improvement Bonds, Series 1997, 5.375%, 1/15/24 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       17,235   Total Health Care                                                                                       18,390,868
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 14.3% (9.7% OF TOTAL INVESTMENTS)

          975   Broward County Housing Finance Authority, Florida, GNMA               6/07 at 102.00       AAA           1,006,951
                 Collateralized Multifamily Housing Revenue Refunding Bonds,
                 Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
                 (Alternative Minimum Tax)

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Saxon Manor Isles Project, Series 1998B:
        1,260    5.350%, 9/01/18 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00       AAA           1,290,517
        1,000    5.400%, 9/01/23 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00       AAA           1,022,360

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Saxon Manor Isles Project,
                Series 1998A, Subseries 1:
        1,040    5.350%, 9/01/18 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00       AAA           1,065,189
        1,400    5.400%, 9/01/23 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00       AAA           1,431,304

                Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series
                1997A:
        1,230    5.650%, 9/01/17 - FSA Insured (Alternative Minimum Tax)              9/07 at 101.00       AAA           1,262,103
        1,890    5.750%, 9/01/29 - FSA Insured (Alternative Minimum Tax)              9/07 at 101.00       AAA           1,931,731

          750   Florida Housing Finance Agency, Housing Revenue Bonds,               12/06 at 102.00       AAA             772,027
                 Crossings at Indian Run Apartments, Series 1996V,
                 6.100%, 12/01/26 - AMBAC Insured (Alternative Minimum Tax)

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds,                4/07 at 102.00       AAA           1,447,446
                 Riverfront Apartments, Series 1997A, 6.250%, 4/01/37 -
                 AMBAC Insured (Alternative Minimum Tax)

                Florida Housing Finance Agency, Housing Revenue Bonds,
                Sterling Palms Apartments, Series 1996D-1:
          915    6.300%, 12/01/16 - AMBAC Insured (Alternative Minimum Tax)           6/06 at 102.00       AAA             937,848
        1,500    6.400%, 12/01/26 - AMBAC Insured (Alternative Minimum Tax)           6/06 at 102.00       AAA           1,540,365

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                5/06 at 102.00       AAA           1,023,580
                 Turtle Creek Apartments, Series 1996C-1, 6.100%, 5/01/16 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,065   Florida Housing Finance Corporation, GNMA Collateralized             12/10 at 102.00       Aaa           2,180,124
                 Housing Revenue Bonds, Cobblestone Apartments,
                 Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)

        2,490   Florida Housing Finance Corporation, GNMA Collateralized              9/10 at 102.00       AAA           2,615,222
                 Housing Revenue Bonds, Raintree Apartments, Series 2000J-1,
                 5.950%, 3/01/35 (Alternative Minimum Tax)


                                       25

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                Florida Housing Finance Corporation, Housing Revenue Bonds,
                Augustine Club Apartments, Series 2000D-1:
$       1,500    5.500%, 10/01/20 - MBIA Insured                                     10/10 at 102.00       Aaa      $    1,586,400
        4,750    5.750%, 10/01/30 - MBIA Insured                                     10/10 at 102.00       Aaa           4,987,690

        3,530   Jacksonville, Florida, GNMA Collateralized Housing Revenue            3/06 at 100.00       AAA           3,533,142
                 Refunding Bonds, Windermere Manor Apartments,
                 Series 1993A, 5.875%, 3/20/28

        1,425   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00       AAA           1,487,828
                 Multifamily Mortgage Revenue Bonds, Country Club
                 Villas II Project, Series 2001-1A, 5.750%, 7/01/27 - FSA Insured
                 (Alternative Minimum Tax)

        1,065   Palm Beach County Housing Finance Authority, Florida,                 7/12 at 100.00       AAA           1,093,925
                 Multifamily Housing Revenue Bonds, Westlake Apartments
                 Phase II, Series 2002, 5.150%, 7/01/22 - FSA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       31,185   Total Housing/Multifamily                                                                               32,215,752
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.0% (0.7% OF TOTAL INVESTMENTS)

          200   Broward County Housing Finance Authority, Florida, Single             4/09 at 101.00       Aaa             203,794
                 Family Mortgage Revenue Refunding Bonds, Series 1999B,
                 5.250%, 4/01/31 - MBIA Insured (Alternative Minimum Tax)

        1,025   Escambia County Housing Finance Authority, Florida,                   4/08 at 102.00       Aaa           1,040,016
                 Multi-County Single Family Mortgage Revenue Bonds,
                 Series 1999, 5.200%, 4/01/32 - MBIA Insured
                 (Alternative Minimum Tax)

        5,080   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 24.65       AAA             983,132
                 Revenue Bonds, Series 2000-4 , 0.000%, 7/01/30 -
                 FSA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        6,305   Total Housing/Single Family                                                                              2,226,942
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 3.8% (2.6% OF TOTAL INVESTMENTS)

        4,940   Florida State Board of Education, Full Faith and Credit, Public       6/11 at 101.00       AAA           5,170,550
                 Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/29 - FGIC Insured

        1,895   Reedy Creek Improvement District, Orange and Osceola                  6/15 at 100.00       AAA           2,003,565
                 Counties, Florida, General Obligation Bonds, Series 2005B,
                 5.000%, 6/01/25 - AMBAC Insured

        1,390   Venice, Florida, General Obligation Bonds, Series 2004,               2/14 at 100.00       AAA           1,464,059
                 5.000%, 2/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

        8,225   Total Tax Obligation/General                                                                             8,638,174
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 51.7% (35.1% OF TOTAL INVESTMENTS)

        3,820   Broward County School Board, Florida, Certificates of                 7/13 at 100.00       AAA           4,142,332
                 Participation, Series 2003, 5.250%, 7/01/19 - MBIA Insured

        1,500   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00       AAA           1,588,725
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,            4/12 at 101.00       AAA           1,673,989
                 Series 2002, 5.250%, 10/01/20 - MBIA Insured

                Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
        1,000    5.000%, 8/01/27 - MBIA Insured                                       8/12 at 101.00       Aaa           1,057,000
        1,000    5.125%, 8/01/31 - MBIA Insured                                       8/12 at 101.00       Aaa           1,057,990

        2,500   Escambia County School Board, Florida, Certificates of                2/15 at 100.00       AAA           2,644,850
                 Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

        2,500   Flagler County School Board, Florida, Certificates of                 8/15 at 100.00       AAA           2,605,275
                 Participation, Master Lease Revenue Program, Series 2005A,
                 5.000%, 8/01/30 - FSA Insured

        1,435   Florida Department of Environmental Protection, Florida Forever       7/13 at 101.00       AAA           1,533,197
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/19 - FGIC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        3,365    5.375%, 11/01/25 - MBIA Insured                                     11/10 at 101.00       AAA           3,610,039
        3,345    5.375%, 11/01/30 - MBIA Insured                                     11/10 at 101.00       AAA           3,580,923

        1,000   Florida Municipal Loan Council, Revenue Bonds, Series 2001A,         11/11 at 101.00       AAA           1,078,490
                 5.250%, 11/01/18 - MBIA Insured

        2,230   Florida Ports Financing Commission, Revenue Bonds, State             10/09 at 101.00       AAA           2,366,565
                 Transportation Trust Fund - Intermodal Program, Series 1999,
                 5.500%, 10/01/23 - FGIC Insured (Alternative Minimum Tax)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       5,200   Gulf Breeze, Florida, Local Government Loan Program,                 12/11 at 101.00       AAA      $    5,458,960
                 Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                 (Mandatory put 12/01/11) - FGIC Insured

        1,080   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00       AAA           1,116,137
                 Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                 (Mandatory put 12/01/10) - FGIC Insured

        1,020   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00       AAA           1,054,129
                 Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15
                 (Mandatory put 12/01/08) - FGIC Insured

        1,500   Gulf Breeze, Florida, Local Government Loan Program,                 12/10 at 101.00       AAA           1,597,665
                 Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                 (Mandatory put 12/01/19) - FGIC Insured

        6,000   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00       AAA           6,229,860
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        2,000   Hillsborough County School District, Florida, Sales Tax Revenue      10/15 at 100.00       AAA           2,147,540
                 Bonds, Series 2005, 5.000%, 10/01/20 - AMBAC Insured

        2,000   Hillsborough County, Florida, Community Investment Tax               11/13 at 101.00       AAA           2,119,260
                 Revenue Bonds, Series 2004, 5.000%, 5/01/23 - AMBAC Insured

        1,000   Hillsborough County, Florida, Revenue Refunding Bonds,               10/15 at 100.00       AAA           1,058,900
                 Tampa Bay Arena, Series 2005, 5.000%, 10/01/25 -
                 FGIC Insured

        1,000   Indian Trace Development District, Florida, Water Management          5/15 at 102.00       Aaa           1,064,540
                 Special Benefit Assessment Bonds, Series 2005,
                 5.000%, 5/01/25 - MBIA Insured

        1,500   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00       AAA           1,634,265
                 Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

        1,280   Lake County School Board, Florida, Certificates of Participation,     7/14 at 100.00       AAA           1,353,997
                 Series 2004A, 5.000%, 7/01/21 - AMBAC Insured

                Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
        1,730    5.000%, 10/01/18 - AMBAC Insured                                    10/12 at 100.00       AAA           1,847,000
        2,000    5.000%, 10/01/19 - AMBAC Insured                                    10/12 at 100.00       AAA           2,132,080

        1,330   Lee County, Florida, Local Option Gas Tax Revenue Bonds,             10/14 at 100.00       Aaa           1,415,692
                 Series 2004, 5.000%, 10/01/20 - FGIC Insured

       18,000   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 49.54       AAA           8,031,780
                 Bonds, Series 1997A, 0.000%, 10/01/21 - MBIA Insured

          915   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/06 at 100.00       AAA             917,827
                 Series 1994, 7.000%, 1/01/14 - FGIC Insured

          495   Orange County School Board, Florida, Master Lease Program,            8/07 at 101.00       Aaa             513,736
                 Certificates of Participation, Series 1997A, 5.375%, 8/01/22 -
                 MBIA Insured

        3,180   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00       AAA           3,412,681
                 Series 2002B, 5.125%, 1/01/19 - FGIC Insured

        1,050   Osceola County School Board, Florida, Certificates of                12/14 at 100.00       AAA           1,117,137
                 Participation, Series 2005C, 5.000%, 6/01/19 - FGIC Insured

                Osceola County, Florida, Transportation Revenue Bonds,
                Osceola Parkway, Series 2004:
        2,500    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00       Aaa           2,655,125
        5,500    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00       Aaa           5,809,760

        2,150   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00       AAA           2,257,801
                 Participation, Series 2004A, 5.000%, 8/01/24 - FGIC Insured

        6,500   Palm Beach County, Florida, Administrative Complex Revenue              No Opt. Call       AAA           6,907,420
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11 - FGIC Insured

                Palm Beach County, Florida, Revenue Refunding Bonds,
                Criminal Justice Facilities, Series 1993:
        2,500    5.375%, 6/01/08 - FGIC Insured                                         No Opt. Call       AAA           2,619,500
        4,000    5.375%, 6/01/10 - FGIC Insured                                         No Opt. Call       AAA           4,318,120

        1,300   Plantation, Florida, Non-Ad Valorem Revenue Refunding                 8/13 at 100.00       Aaa           1,381,575
                 and Improvement Bonds, Series 2003, 5.000%, 8/15/21 -
                 FSA Insured

        4,260   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00       AAA           4,472,063
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured


                                       27

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional
                Sports Facility, Series 2003:
$       1,405    5.125%, 10/01/19 - FSA Insured                                      10/13 at 100.00       Aaa      $    1,517,161
        1,475    5.125%, 10/01/20 - FSA Insured                                      10/13 at 100.00       Aaa           1,592,749
        1,555    5.125%, 10/01/21 - FSA Insured                                      10/13 at 100.00       Aaa           1,678,700

        1,245   Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002,               4/12 at 100.00       AAA           1,313,126
                 5.000%, 4/01/22 - FGIC Insured

        4,275   Volusia County School Board, Florida, Certificates of                 8/15 at 100.00       Aaa           4,495,889
                 Participation, Series 2005B, 5.000%, 8/01/24 - FSA Insured

        2,000   Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004,         10/14 at 100.00       AAA           2,130,380
                 5.000%, 10/01/21 - FSA Insured

        1,785   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00       Aaa           1,888,227
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

      119,980   Total Tax Obligation/Limited                                                                           116,200,157
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 18.6% (12.6% OF TOTAL INVESTMENTS)

        9,000   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00       AAA           9,386,010
                 Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00       AAA           2,261,069
                 Series 2004L, 5.000%, 10/01/23 - AMBAC Insured

        1,100   Dade County, Florida, Seaport Revenue Refunding Bonds,                4/06 at 102.00       AAA           1,124,244
                 Series 1995, 5.750%, 10/01/15 - MBIA Insured

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00       AAA           2,121,800
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        2,000   Jacksonville Port Authority, Florida, Port Facilities Revenue        11/06 at 102.00       AAA           2,070,000
                 Bonds, Series 1996, 5.625%, 11/01/18 - MBIA Insured
                 (Alternative Minimum Tax)

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00       AAA          16,406,697
                 6.000%, 10/01/32 - FSA Insured (Alternative Minimum Tax)

        2,295   Miami-Dade County Expressway Authority, Florida, Toll System            No Opt. Call       AAA           2,402,567
                 Revenue Bonds, Series 2004B, 5.000%, 7/01/29 - FGIC Insured

        5,615   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00       AAA           6,109,682
                 Miami International Airport, Series 2002, 5.750%, 10/01/19 -
                 FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       39,185   Total Transportation                                                                                    41,882,069
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED(4) - 11.4% (7.7% OF TOTAL INVESTMENTS)

        1,000   Indian Trail Water Control District, Florida, Water Control           8/07 at 101.00       AAA           1,044,420
                 and Improvement Bonds - Unit 17, Series 1996,
                 5.500%, 8/01/22 (Pre-refunded 8/01/07) - MBIA Insured

        4,275   Orange County School Board, Florida, Master Lease Program,            8/07 at 101.00       Aaa           4,438,091
                 Certificates of Participation, Series 1997A, 5.375%, 8/01/22
                 (Pre-refunded 8/01/07) - MBIA Insured

       10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                 9/11 at 34.97       AAA           2,830,800
                 Series 2001, 0.000%, 9/01/29 (Pre-refunded 9/01/11) -
                 MBIA Insured

        7,855   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call       AAA           9,187,051
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured

                St. Lucie County, Florida, Utility System Revenue Refunding
                Bonds, Series 1993:
        5,000    5.500%, 10/01/15 - FGIC Insured                                        No Opt. Call       AAA           5,294,000
        1,200    5.500%, 10/01/21 - FGIC Insured                                        No Opt. Call       AAA           1,271,520

        1,500   Tampa, Florida, Healthcare System Revenue Bonds,                      3/06 at 100.00       AAA           1,508,175
                 Allegany Health System - St. Joseph's Hospital, Series 1993,
                 5.125%, 12/01/23 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       30,830   Total U.S. Guaranteed                                                                                   25,574,057
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.2% (2.8% OF TOTAL INVESTMENTS)

        8,000   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call       AAA           5,579,280
                 Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured

        3,525   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call       AAA           3,832,838
                 Refunding Bonds, Series 1997A, 6.000%, 10/01/09 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       11,525   Total Utilities                                                                                          9,412,118
------------------------------------------------------------------------------------------------------------------------------------


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 30.7% (20.9% OF TOTAL INVESTMENTS)

$       1,250   Bay County, Florida, Water System Revenue Bonds,                      9/15 at 100.00       Aaa      $    1,327,200
                 Series 2005, 5.000%, 9/01/24 - AMBAC Insured

                Broward County, Florida, Water and Sewer Utility Revenue
                Bonds, Series 2003:
        6,775    5.000%, 10/01/21 - MBIA Insured                                     10/13 at 100.00       AAA           7,202,435
        4,500    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00       AAA           4,771,305

        1,200   Callaway-Bay County, Florida, Wastewater System Revenue               9/14 at 100.00       Aaa           1,266,852
                 Bonds, Series 2004, 5.000%, 9/01/23 - MBIA Insured

                Davie, Florida, Water and Sewerage Revenue Refunding
                and Improvement Bonds, Series 2003:
          910    5.250%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00       AAA             993,365
          475    5.250%, 10/01/18 - AMBAC Insured                                    10/13 at 100.00       AAA             517,850

                Deltona, Florida, Utility Systems Water and Sewer Revenue
                Bonds, Series 2003:
        1,250    5.250%, 10/01/22 - MBIA Insured                                     10/13 at 100.00       AAA           1,360,150
        1,095    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00       AAA           1,161,466
        1,225    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00       AAA           1,298,855

        3,945   Florida Governmental Utility Authority, Utility System Revenue       10/13 at 100.00       AAA           4,184,461
                 Bonds, Citrus Project, Series 2003, 5.000%, 10/01/23 -
                 AMBAC Insured

        1,000   Florida Governmental Utility Authority, Utility System Revenue        7/09 at 101.00       Aaa           1,029,010
                 Bonds, Golden Gate Project, Series 1999, 5.000%, 7/01/29 -
                 AMBAC Insured

        8,000   Indian River County, Florida, Water and Sewer Revenue Bonds,          9/08 at 102.00       AAA           8,482,400
                 Series 1993A, 5.250%, 9/01/24 - FGIC Insured

        1,000   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00       AAA           1,021,800
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        2,510   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/13 at 100.00       AAA           2,718,355
                 Series 2004A, 5.000%, 10/01/14 - FGIC Insured

        1,500   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/14 at 100.00       AAA           1,585,350
                 Series 2005, 5.000%, 10/01/24 - MBIA Insured

        1,450   Jupiter, Florida, Water Revenue Bonds, Series 2003,                  10/13 at 100.00       AAA           1,540,088
                 5.000%, 10/01/22 - AMBAC Insured

        2,000   Manatee County, Florida, Public Utilities Revenue Bonds,             10/13 at 100.00       Aaa           2,159,660
                 Series 2003, 5.125%, 10/01/20 - MBIA Insured

                Marco Island, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,350    5.250%, 10/01/17 - MBIA Insured                                     10/13 at 100.00       AAA           1,473,674
        1,000    5.250%, 10/01/18 - MBIA Insured                                     10/13 at 100.00       AAA           1,090,210

        1,750   Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay            10/13 at 100.00       AAA           1,863,400
                 Utility Corporation, Series 2003, 5.000%, 10/01/20 -
                 MBIA Insured

                Palm Coast, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,000    5.250%, 10/01/19 - MBIA Insured                                     10/13 at 100.00       AAA           1,089,510
          500    5.250%, 10/01/20 - MBIA Insured                                     10/13 at 100.00       AAA             544,755
          500    5.250%, 10/01/21 - MBIA Insured                                     10/13 at 100.00       AAA             544,755

        1,170   Polk County, Florida, Utility System Revenue Bonds, Series 2004A,    10/14 at 100.00       AAA           1,236,573
                 5.000%, 10/01/24 - FGIC Insured

                Port St. Lucie, Florida, Stormwater Utility System Revenue
                Refunding Bonds, Series 2002:
        1,190    5.250%, 5/01/15 - MBIA Insured                                       5/12 at 100.00       AAA           1,292,007
        1,980    5.250%, 5/01/17 - MBIA Insured                                       5/12 at 100.00       AAA           2,130,401

        2,330   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/13 at 100.00       AAA           2,476,441
                 Series 2003, 5.000%, 9/01/21 - MBIA Insured

        1,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/14 at 100.00       Aaa           1,064,680
                 Series 2004, 5.000%, 9/01/21 - MBIA Insured

                Sebring, Florida, Water and Wastewater Revenue Refunding
                Bonds, Series 2002:
        1,360    5.250%, 1/01/17 - FGIC Insured                                       1/13 at 100.00       AAA           1,474,158
          770    5.250%, 1/01/18 - FGIC Insured                                       1/13 at 100.00       AAA             833,656
          500    5.250%, 1/01/20 - FGIC Insured                                       1/13 at 100.00       AAA             541,015

        3,530   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call       AAA           4,118,204
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured


                                       29

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/06 at 102.00       AAA      $    1,350,063
                 Series 1996, 5.800%, 10/01/11 - AMBAC Insured

        2,000   Village Center Community Development District, Florida,              10/13 at 101.00       AAA           2,176,480
                 Utility Revenue Bonds, Series 2003, 5.250%, 10/01/23 -
                 MBIA Insured

        1,100   Wauchula, Florida, Utility Revenue Bonds, Series 2001A,              10/11 at 101.00       AAA           1,149,555
                 5.000%, 10/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       64,415   Total Water and Sewer                                                                                   69,070,139
------------------------------------------------------------------------------------------------------------------------------------

$     335,960   Total Investments (cost $312,472,299) - 147.2%                                                         331,145,940
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 2.1%                                                                     4,839,359
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (49.3)%                                                      (111,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $ 224,985,299
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

               (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.9% (9.8% OF TOTAL INVESTMENTS)

$       2,240   FSU Financial Assistance Inc., Florida, General Revenue Bonds,          No Opt. Call       AAA      $    2,439,293
                 Educational and Athletic Facilities Improvements, Series 2004,
                 5.000%, 10/01/14 - AMBAC Insured

        1,985   North Miami, Florida, Educational Facilities Revenue Refunding        4/13 at 100.00       AAA           2,088,974
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.000%, 4/01/19 - XLCA Insured

        1,500   Volusia County Educational Facilities Authority, Florida, Revenue    10/15 at 100.00        AA           1,533,705
                 Bonds, Embry-Riddle Aeronautical University, Series 2005,
                 5.000%, 10/15/35 (WI/DD, Settling 1/03/06) - RAAI Insured

                Volusia County Educational Facilities Authority, Florida,
                Revenue Refunding Bonds, Embry-Riddle Aeronautical University,
                Series 2003:
        1,000    5.200%, 10/15/26 - RAAI Insured                                     10/13 at 100.00        AA           1,044,040
        1,250    5.200%, 10/15/33 - RAAI Insured                                     10/13 at 100.00        AA           1,293,925
------------------------------------------------------------------------------------------------------------------------------------

        7,975   Total Education and Civic Organizations                                                                  8,399,937
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.3% (10.7% OF TOTAL INVESTMENTS)

        4,000   Highlands County Health Facilities Authority, Florida, Hospital      11/13 at 100.00        A+           4,334,880
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2003D, 5.875%, 11/15/29

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00        A1           3,239,820
                 Bonds, Baycare Health System, Series 2003, 5.750%, 11/15/27

        1,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00       AA-           1,563,315
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.200%, 11/15/28
------------------------------------------------------------------------------------------------------------------------------------

        8,500   Total Health Care                                                                                        9,138,015
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.7% (1.0% OF TOTAL INVESTMENTS)

          875   Florida Housing Finance Agency, GNMA Collateralized Home                No Opt. Call       AAA             934,710
                 Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 5.1% (3.4% OF TOTAL INVESTMENTS)

        2,660   Grand Prairie Independent School District, Dallas County, Texas,      2/13 at 100.00       AAA           2,882,961
                 General Obligation Bonds, Series 2003, 5.375%, 2/15/26 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 69.8% (45.9% OF TOTAL INVESTMENTS)

          400   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00       AAA             423,660
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding Bonds,         10/12 at 101.00       AAA           1,088,040
                 Series 2002, 5.250%, 10/01/17 - AMBAC Insured

        1,525   Fernandina Beach, Florida, Utility Acquisition and Improvement        9/13 at 100.00       AAA           1,617,339
                 Revenue Bonds, Series 2003, 5.000%, 9/01/23 - FGIC Insured

        3,000   Florida Municipal Loan Council, Revenue Bonds, Series 2003B,         12/13 at 100.00       AAA           3,130,380
                 5.000%, 12/01/28 - MBIA Insured

        1,500   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00       AAA           1,557,465
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        2,270   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00       AAA           2,470,464
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/18 - FGIC Insured

        2,265   Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B,          10/12 at 100.00       AAA           2,397,752
                 5.000%, 10/01/20 - AMBAC Insured

        1,330   Mira Lago West Community Development District, Florida,               5/15 at 101.00       N/R           1,341,651
                 Capital Improvement Revenue Bonds, Series 2005,
                 5.375%, 5/01/36

        2,000   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00       AAA           2,148,880
                 Series 2002A, 5.125%, 1/01/17 - FGIC Insured

        1,500   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00       AAA           1,576,095
                 Series 2002B, 5.125%, 1/01/32 - FGIC Insured

        3,370   Osceola County School Board, Florida, Certificates of                 6/12 at 101.00       Aaa           3,610,787
                 Participation, Series 2002A, 5.125%, 6/01/20 -
                 AMBAC Insured


                                       31

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION(1)                                                          PROVISIONS(2)   RATINGS(3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,335   Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds,             10/14 at 100.00       AAA      $    3,647,823
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured

        3,670   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00       AAA           3,799,881
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,000   Palm Beach Gardens, Florida, Special Obligation Revenue               2/13 at 100.00       AAA           2,126,880
                 Bonds, Series 2004, 5.000%, 5/01/20 - AMBAC Insured

        2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00       AAA           2,243,063
                 5.000%, 9/01/23 - MBIA Insured

        1,730   St. John's County, Florida, Sales Tax Revenue Bonds,                 10/14 at 100.00       AAA           1,823,247
                 Series 2004A, 5.000%, 10/01/24 - AMBAC Insured

        4,000   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00       AAA           4,199,120
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       37,010   Total Tax Obligation/Limited                                                                            39,202,527
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.9% (7.2% OF TOTAL INVESTMENTS)

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00       AAA           2,075,840
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/32 - FSA Insured

        2,105   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00       AAA           2,233,195
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        1,730   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00       AAA           1,837,554
                 Series 2004B, 5.000%, 10/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

        5,835   Total Transportation                                                                                     6,146,589
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED(4) - 5.7% (3.8% OF TOTAL INVESTMENTS)

        2,950   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00       AAA           3,230,339
                 Participation, Series 2002D, 5.250%, 8/01/20 (Pre-refunded
                 8/01/12) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.8% (2.5% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00       AAA           2,121,840
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 23.8% (15.7% OF TOTAL INVESTMENTS)

        1,000   Bay County, Florida, Water System Revenue Bonds,                      9/15 at 100.00       Aaa           1,060,120
                 Series 2005, 5.000%, 9/01/25 - AMBAC Insured

        2,000   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00       AAA           2,043,600
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        1,670   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/14 at 100.00       AAA           1,762,518
                 Series 2005, 5.000%, 10/01/25 - MBIA Insured

        3,000   Marco Island, Florida, Water Utility System Revenue Bonds,           10/13 at 100.00       AAA           3,144,060
                 Series 2003, 5.000%, 10/01/27 - MBIA Insured

        2,000   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00       AAA           2,060,400
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

          500   North Port, Florida, Utility System Revenue Bonds, Series 2000,      10/10 at 101.00       Aaa             523,605
                 5.000%, 10/01/25 - FSA Insured

        1,095   Palm Bay, Florida, Utility System Revenue Bonds, Series 2004,        10/14 at 100.00       AAA           1,197,710
                 5.250%, 10/01/20 - MBIA Insured

        1,500   Port St. Lucie, Florida, Stormwater Utility System Revenue            5/12 at 100.00       AAA           1,581,944
                 Refunding Bonds, Series 2002, 5.000%, 5/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       12,765   Total Water and Sewer                                                                                    13,373,957
------------------------------------------------------------------------------------------------------------------------------------

$      80,570   Total Investments (cost $82,385,237) - 152.0%                                                           85,430,875
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - (0.4)%                                                                    (235,546)
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (51.6)%                                                       (29,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $ 56,195,329
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT DECEMBER 31, 2005:
                              FIXED RATE                      FLOATING RATE
                                    PAID      FIXED RATE           RECEIVED    FLOATING RATE                             UNREALIZED
                   NOTIONAL  BY THE FUND         PAYMENT        BY THE FUND          PAYMENT   EFFECTIVE  TERMINATION  APPRECIATION
COUNTERPARTY         AMOUNT  (ANNUALIZED)      FREQUENCY           BASED ON        FREQUENCY     DATE(5)         DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.   $  700,000        4.699%  Semi-Annually  3 Month USD-LIBOR        Quarterly     2/27/06      2/27/26       $31,309

JPMorgan          2,700,000        5.075   Semi-Annually  3 Month USD-LIBOR        Quarterly     2/22/06      2/22/26        (6,091)

JPMorgan          2,000,000        4.833   Semi-Annually  3 Month USD-LIBOR        Quarterly     2/09/06      2/09/36        73,856
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $99,074
====================================================================================================================================
USD-LIBOR (United States - London Inter-Bank Offered Rates)

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

               (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (5) Effective date represents that date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

              WI/DD Security purchased on a when-issued or delayed delivery basis.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES December 31, 2005 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                            INVESTMENT              QUALITY             PREMIUM            TAX-FREE
                                                               QUALITY               INCOME              INCOME           ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $354,600,822, $317,134,723,
   $312,472,299 and $82,385,237, respectively)            $376,700,803         $331,008,764        $331,145,940         $85,430,875
Cash                                                                --                   --                  --             111,131
Receivables:
   Interest                                                  4,833,430            4,810,253           4,183,351           1,127,621
   Investments sold                                          3,928,862            1,616,600           1,947,569               5,000
Unrealized appreciation on forward swaps                            --                   --                  --              99,074
Other assets                                                    24,921               26,663              26,666                 563
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         385,488,016          337,462,280         337,303,526          86,774,264
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                              1,383,832            1,192,361           1,068,979                  --
Payable for investments purchased                                   --                   --                  --           1,537,490
Accrued expenses:
   Management fees                                             203,355              178,496             179,075              23,003
   Other                                                        83,053               72,122              64,886              16,061
Preferred share dividends payable                               27,272               24,756               5,287               2,381
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      1,697,512            1,467,735           1,318,227           1,578,935
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          117,000,000         111,000,000          29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $251,790,504         $218,994,545        $224,985,299         $56,195,329
====================================================================================================================================
Common shares outstanding                                   16,587,502           14,302,595          14,386,727           3,882,373
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.18         $      15.31        $      15.64         $     14.47
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    165,875         $    143,026        $    143,867         $    38,824
Paid-in surplus                                            231,752,755          206,107,461         204,275,330          54,746,903
Undistributed (Over-distribution of) net investment income     209,162               (9,606)          1,487,010             (83,049)
Accumulated net realized gain (loss) from investments
   and derivative transactions                              (2,437,269)          (1,120,377)            405,451          (1,652,061)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                              22,099,981           13,874,041          18,673,641           3,144,712
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $251,790,504         $218,994,545        $224,985,299         $56,195,329
====================================================================================================================================
Authorized shares:
   Common                                                    Unlimited            Unlimited           Unlimited           Unlimited
   Preferred                                                 Unlimited            Unlimited           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended December 31, 2005 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                            INVESTMENT              QUALITY             PREMIUM            TAX-FREE
                                                               QUALITY               INCOME              INCOME           ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $9,314,489           $7,934,551          $8,281,599          $1,961,123
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,216,654            1,066,837           1,074,918             274,821
Preferred shares - auction fees                                166,541              147,616             140,046              36,589
Preferred shares - dividend disbursing agent fees               10,082               22,603              10,082               5,041
Shareholders' servicing agent fees and expenses                 12,778                9,943               9,195                 532
Custodian's fees and expenses                                   47,088               39,081              46,198              16,864
Trustees' fees and expenses                                      3,964                3,355               3,391                 960
Professional fees                                               11,571               10,059              10,471               6,152
Shareholders' reports - printing and mailing expenses           19,565               17,008              13,961               6,143
Stock exchange listing fees                                      5,149                5,290               5,271                 167
Investor relations expense                                      23,559               20,650              20,874               5,416
Other expenses                                                  11,311               11,530              11,379               6,550
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                     1,528,262            1,353,972           1,345,786             359,235
   Custodian fee credit                                        (13,171)              (6,694)             (4,920)             (4,915)
   Expense reimbursement                                            --                   --                  --            (137,410)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 1,515,091            1,347,278           1,340,866             216,910
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        7,799,398            6,587,273           6,940,733           1,744,213
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                      188,280               60,298           1,284,392             (15,067)
Net realized gain (loss) from forward swaps                         --                   --                  --                 533
Change in net unrealized appreciation (depreciation)
   of investments                                           (6,900,461)          (5,296,687)         (7,615,460)         (1,465,049)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --                   --             288,949
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                     (6,712,181)          (5,236,389)         (6,331,068)         (1,190,634)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (1,533,049)          (1,306,530)         (1,113,477)           (304,455)
From accumulated net realized gains                                 --                   --            (281,649)                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                  (1,533,049)          (1,306,530)         (1,395,126)           (304,455)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                  $  (445,832)         $    44,354         $  (785,461)        $   249,124
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                           FLORIDA INVESTMENT QUALITY (NQF)           FLORIDA QUALITY INCOME (NUF)
                                                           --------------------------------         --------------------------------
                                                            SIX MONTHS                               SIX MONTHS
                                                                 ENDED           YEAR ENDED               ENDED          YEAR ENDED
                                                              12/31/05              6/30/05            12/31/05             6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 7,799,398         $ 15,980,969         $ 6,587,273        $ 13,414,949
Net realized gain (loss) from investments                      188,280              173,273              60,298          (1,167,083)
Net realized gain (loss) from forward swaps                         --                   --                  --                  --
Change in net unrealized appreciation (depreciation)
   of investments                                           (6,900,461)          15,407,096          (5,296,687)         15,972,684
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --                  --                  --
Distributions to Preferred shareholders:
   From net investment income                               (1,533,049)          (1,892,045)         (1,306,530)         (1,638,023)
   From accumulated net realized gains                              --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
      shares from operations                                  (445,832)          29,669,293              44,354          26,582,527
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (6,990,205)         (16,116,436)         (5,885,127)        (13,650,082)
From accumulated net realized gains                                 --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (6,990,205)         (16,116,436)         (5,885,127)        (13,650,082)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions                      155,704              472,933              42,932             201,370
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             155,704              472,933              42,932             201,370
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                         (7,280,333)          14,025,790          (5,797,841)         13,133,815
Net assets applicable to Common shares at the
   beginning of period                                     259,070,837          245,045,047         224,792,386         211,658,571
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $251,790,504         $259,070,837        $218,994,545        $224,792,386
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $    209,162          $   933,018        $     (9,606)       $    594,778
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                   INSURED FLORIDA                           INSURED FLORIDA
                                                                  PREMIUM INCOME (NFL)                   TAX-FREE ADVANTAGE (NWF)
                                                           --------------------------------         --------------------------------
                                                            SIX MONTHS                               SIX MONTHS
                                                                 ENDED           YEAR ENDED               ENDED          YEAR ENDED
                                                              12/31/05              6/30/05            12/31/05             6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 6,940,733         $ 14,245,500         $ 1,744,213        $  3,512,261
Net realized gain (loss) from investments                    1,284,392            1,839,639             (15,067)            140,285
Net realized gain (loss) from forward swaps                         --                   --                 533            (927,595)
Change in net unrealized appreciation (depreciation)
   of investments                                           (7,615,460)          10,371,791          (1,465,049)          4,741,998
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --             288,949            (189,875)
Distributions to Preferred shareholders:
   From net investment income                               (1,113,477)          (1,580,948)           (304,455)           (393,068)
   From accumulated net realized gains from investments       (281,649)             (80,509)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
      shares from operations                                  (785,461)          24,795,473             249,124           6,884,006
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (6,099,246)         (13,587,141)         (1,354,928)         (3,101,579)
From accumulated net realized gains                         (2,071,684)          (1,576,378)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (8,170,930)         (15,163,519)         (1,354,928)         (3,101,579)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions                      162,557              181,928               5,146               9,910
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             162,557              181,928               5,146               9,910
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                         (8,793,834)           9,813,882          (1,100,658)          3,792,337
Net assets applicable to Common shares at the
   beginning of period                                     233,779,133           223,965,251         57,295,987          53,503,650
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $224,985,299         $233,779,133         $56,195,329         $57,295,987
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $  1,487,010         $  1,759,000         $   (83,049)        $  (167,879)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Florida funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF), Nuveen Insured Florida Premium Income Municipal Fund (NFL) and Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF). Common shares of Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income
(NFL) are traded on the New York Stock Exchange while Common shares of Insured Florida Tax-Free Advantage (NWF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 2005, Insured Florida Tax-Free Advantage (NWF) had an outstanding delayed delivery purchase commitment of $1,537,490. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. The investment policies of Insured Florida Tax-Free Advantage (NWF) permit the Fund to invest in a limited amount of out-of-state securities. Although the Fund may pursue this strategy from time to time, this strategy will not impact the tax-exempt status of the Fund's shares or of its distributions to its shareholders. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --        1,700           --           --
   Series T                         3,080           --           --           --
   Series W                            --           --        1,640        1,160
   Series TH                           --        1,700        2,800           --
   Series F                         2,200        1,280           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,680        4,440        1,160
================================================================================

Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Insurance
Insured Florida Premium Income (NFL) invests in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Florida Tax-Free Advantage (NWF) invests at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Bank Borrowings
The Funds' have an unsecured bank line of credit under which outstanding balances bear interest at a variable rate. As of December 31, 2005, the Funds were paying interest at 4.45% per year on their respective outstanding borrowings. No compensating balances are required.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                                           FLORIDA INVESTMENT            FLORIDA
                                                              QUALITY (NQF)        QUALITY INCOME (NUF)
                                                         ----------------------  ------------------------
                                                         SIX MONTHS              SIX MONTHS
                                                              ENDED  YEAR ENDED       ENDED    YEAR ENDED
                                                           12/31/05     6/30/05    12/31/05       6/30/05
---------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
     due to reinvestment
     of distributions                                         9,854      30,216        2,715       12,874
=========================================================================================================
                                                             INSURED FLORIDA         INSURED FLORIDA
                                                           PREMIUM INCOME (NFL)  TAX-FREE ADVANTAGE (NWF)
                                                         ----------------------  ------------------------
                                                         SIX MONTHS              SIX MONTHS
                                                              ENDED  YEAR ENDED       ENDED    YEAR ENDED
                                                           12/31/05     6/30/05    12/31/05       6/30/05
---------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
     due to reinvestment
     of distributions                                         9,933      11,023          339          670
=========================================================================================================

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended December 31, 2005, were as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY      INCOME        INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Purchases                      $4,717,650   $3,249,027  $13,583,763   $2,861,228
Sales and maturities            7,595,560    4,436,526   18,488,579    1,627,402
================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was as follows:

                                                            INSURED      INSURED
                               FLORIDA       FLORIDA        FLORIDA      FLORIDA
                            INVESTMENT       QUALITY        PREMIUM     TAX-FREE
                               QUALITY        INCOME         INCOME    ADVANTAGE
                                 (NQF)         (NUF)          (NFL)        (NWF)
--------------------------------------------------------------------------------
Cost of investments       $354,328,022  $317,130,227   $312,396,772  $82,926,391
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:


                                                           INSURED      INSURED
                               FLORIDA       FLORIDA       FLORIDA      FLORIDA
                            INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                               QUALITY        INCOME        INCOME    ADVANTAGE
                                 (NQF)         (NUF)         (NFL)        (NWF)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation            $22,710,839   $14,036,988   $19,055,398   $3,103,181
   Depreciation               (338,058)     (158,451)     (306,230)    (598,697)
--------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)
of investments             $22,372,781   $13,878,537   $18,749,168   $2,504,484
================================================================================

The tax components of undistributed net investment income and net realized gains at June 30, 2005, the Funds' last fiscal year end, were as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                   $1,923,322   $1,649,456   $2,637,928      $64,613
Undistributed net ordinary income **                            --           --           --           --
Undistributed net long-term capital gains                       --           --    1,619,961           --
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on June 1, 2005, paid on July 1, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended June 30, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $18,170,882  $15,425,361  $15,228,310   $3,544,955
Distributions from net ordinary income **                       --           --      151,001           --
Distributions from net long-term capital gains                  --           --    1,527,991           --
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At June 30, 2005, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                         INSURED
                                               FLORIDA      FLORIDA      FLORIDA
                                            INVESTMENT      QUALITY     TAX-FREE
                                               QUALITY       INCOME    ADVANTAGE
                                                 (NQF)        (NUF)        (NWF)
--------------------------------------------------------------------------------
Expiration year:
   2012                                     $  150,118   $   13,592     $837,725
   2013                                      2,475,431    1,167,083       35,264
--------------------------------------------------------------------------------
Total                                       $2,625,549   $1,180,675     $872,989
================================================================================

Insured Florida Tax-Free Advantage (NWF) elected to defer $223,382 of net realized losses from investments incurred from November 1, 2004 through June 30, 2005 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                FLORIDA INVESTMENT QUALITY (NQF)
AVERAGE DAILY NET ASSETS                            FLORIDA QUALITY INCOME (NUF)
(INCLUDING NET ASSETS                       INSURED FLORIDA PREMIUM INCOME (NFL)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                   INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of December 31, 2005, the complex-level fee rate was .1895%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enable Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Insured Florida Tax-Free Advantage's (NWF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                    .32%                    2007                       .32%
2003                     .32                     2008                       .24
2004                     .32                     2009                       .16
2005                     .32                     2010                       .08
2006                     .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Florida Tax-Free Advantage (NWF) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 1, 2006, to shareholders of record on January 15, 2006, as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Dividend per share                 $.0660       $.0635       $.0695       $.0575
================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

     Selected data for a Common share outstanding throughout each period:

                                                        Investment Operations                               Less Distributions
                                ------------------------------------------------------------------  --------------------------------
                                                             Distributions  Distributions
                                                                  from Net           from                  Net
                   Beginning                                    Investment        Capital           Investment     Capital
                      Common                           Net       Income to       Gains to            Income to    Gains to
                       Share           Net       Realized/       Preferred      Preferred               Common      Common
                   Net Asset    Investment      Unrealized          Share-         Share-               Share-      Share-
                       Value        Income      Gain (Loss)        holders+       holders+   Total     holders     holders    Total
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)               $15.63         $ .47          $ (.41)          $(.09)          $ --   $ (.03)     $ (.42)       $ --   $ (.42)
2005                   14.81           .96             .94            (.11)            --     1.79        (.97)         --     (.97)
2004                   15.87          1.06            (.84)           (.06)          (.01)     .15       (1.01)       (.20)   (1.21)
2003                   15.19          1.10             .76            (.07)          (.01)    1.78        (.97)       (.13)   (1.10)
2002                   14.76          1.13             .41            (.11)          (.02)    1.41        (.92)       (.06)    (.98)
2001                   14.24          1.19             .52            (.30)            --     1.41        (.89)         --     (.89)

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                15.72           .46            (.37)           (.09)            --       --        (.41)         --     (.41)
2005                   14.81           .94            1.04            (.11)            --     1.87        (.96)         --     (.96)
2004                   15.75          1.04            (.78)           (.05)          (.01)     .20       (1.00)       (.14)   (1.14)
2003                   15.23          1.08             .71            (.07)          (.02)    1.70       (1.00)       (.18)   (1.18)
2002                   15.02          1.18             .14            (.12)          (.01)    1.19        (.94)       (.04)    (.98)
2001                   14.57          1.20             .43            (.30)            --     1.33        (.88)         --     (.88)

INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                16.26           .48            (.44)           (.08)          (.02)    (.06)       (.42)       (.14)    (.56)
2005                   15.59           .99             .86            (.11)          (.01)    1.73        (.95)       (.11)   (1.06)
2004                   16.57          1.02            (.88)           (.05)          (.01)     .08        (.96)       (.10)   (1.06)
2003                   15.66          1.04             .89            (.08)            --     1.85        (.93)       (.01)    (.94)
2002                   15.30          1.07             .27            (.12)            --     1.22        (.86)         --     (.86)
2001                   14.25          1.09            1.02            (.28)            --     1.83        (.78)         --     (.78)

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                14.76           .45            (.31)           (.08)            --      .06        (.35)         --     (.35)
2005                   13.78           .90             .98            (.10)            --     1.78        (.80)         --     (.80)
2004                   14.75           .93            (.99)           (.05)            --     (.11)       (.86)         --     (.86)
2003(b)                14.33           .40             .70            (.03)            --     1.07        (.43)         --     (.43)
====================================================================================================================================
                                                                        Total Returns
                                                                    -------------------
                                                                                Based
                             Offering                                              on
                            Costs and       Ending                             Common
                            Preferred       Common                   Based      Share
                                Share        Share     Ending           on        Net
                         Underwriting    Net Asset     Market       Market      Asset
                            Discounts        Value      Value        Value**    Value**
=======================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                          $ --       $15.18     $14.04        (6.72)%     (.16)%
2005                               --        15.63      15.48        17.51      12.40
2004                               --        14.81      14.03        (9.61)       .95
2003                               --        15.87      16.75        13.28      12.02
2002                               --        15.19      15.83        13.27       9.77
2001                               --        14.76      14.89        12.03      10.11

FLORIDA QUALITY
INCOME (NUF)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                            --        15.31      13.88        (6.52)       .04
2005                               --        15.72      15.27        17.42      12.89
2004                               --        14.81      13.84       (10.29)      1.29
2003                               --        15.75      16.60        11.56      11.45
2002                               --        15.23      15.99        13.80       8.15
2001                               --        15.02      14.97        12.58       9.37

INSURED FLORIDA
PREMIUM INCOME (NFL)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                            --        15.64      15.03        (6.85)      (.30)
2005                               --        16.26      16.74        25.54      11.33
2004                               --        15.59      14.24       (11.70)       .46
2003                               --        16.57      17.22        16.05      12.10
2002                               --        15.66      15.71        14.29       8.13
2001                               --        15.30      14.54        18.32      13.09

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                            --        14.47      13.27        (4.60)       .43
2005                               --        14.76      14.26        16.62      13.18
2004                               --        13.78      12.94       (13.56)      (.79)
2003(b)                          (.22)       14.75      15.87         8.82       6.08
=======================================================================================
                                                           Ratios/Supplemental Data
                          ------------------------------------------------------------------------------------------------
                                            Before Credit/Reimbursement      After Credit/Reimbursement***
                                          -----------------------------     -------------------------------
                                                         Ratio of Net                        Ratio of Net
                                            Ratio of       Investment         Ratio of         Investment
                               Ending       Expenses        Income to         Expenses          Income to
                                  Net     to Average          Average       to Average            Average
                               Assets     Net Assets       Net Assets       Net Assets         Net Assets
                           Applicable     Applicable       Applicable       Applicable         Applicable       Portfolio
                            to Common      to Common        to Common        to Common          to Common        Turnover
                          Shares (000)        Shares++         Shares++         Shares++           Shares++          Rate
==========================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                      $251,791           1.20%*           6.11%*           1.19%*             6.12%*             1%
2005                          259,071           1.23             6.26             1.22               6.27              15
2004                          245,045           1.25             6.92             1.25               6.92              23
2003                          261,856           1.20             7.00             1.19               7.01              16
2002                          249,833           1.26             7.53             1.23               7.56              34
2001                          242,223           1.33             8.10             1.29               8.14              28

FLORIDA QUALITY
INCOME (NUF)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                       218,995           1.22*            5.95*            1.22*              5.96*              1
2005                          224,792           1.24             6.07             1.23               6.07              20
2004                          211,659           1.25             6.83             1.25               6.83              38
2003                          224,311           1.24             6.92             1.23               6.94              28
2002                          216,044           1.28             7.81             1.26               7.83              30
2001                          212,618           1.33             8.00             1.25               8.08              20

INSURED FLORIDA
PREMIUM INCOME (NFL)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                       224,985           1.17*            6.04*            1.17*              6.04*              4
2005                          233,779           1.16             6.14             1.16               6.15              12
2004                          223,965           1.16             6.36             1.15               6.36              38
2003                          237,490           1.18             6.41             1.16               6.42              14
2002                          223,961           1.21             6.89             1.21               6.89               8
2001                          218,642           1.27             7.22             1.26               7.23              20

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(a)                        56,195           1.27*            5.66*             .77*              6.16*              2
2005                           57,296           1.24             5.77              .75               6.26               7
2004                           53,504           1.25             6.04              .74               6.56             130
2003(b)                        57,223           1.15*            4.18*             .67*              4.66*             46
==========================================================================================================================
                                Preferred Shares at End of Period
                           -----------------------------------------
                             Aggregate     Liquidation
                                Amount      and Market         Asset
                           Outstanding           Value      Coverage
                                  (000)      Per Share     Per Share
====================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
--------------------------------------------------------------------
Year Ended 6/30:
2006(a)                       $132,000         $25,000       $72,688
2005                           132,000          25,000        74,066
2004                           132,000          25,000        71,410
2003                           132,000          25,000        74,594
2002                           132,000          25,000        72,317
2001                           132,000          25,000        70,876

FLORIDA QUALITY
INCOME (NUF)
--------------------------------------------------------------------
Year Ended 6/30:
2006(a)                        117,000          25,000        71,794
2005                           117,000          25,000        73,033
2004                           117,000          25,000        70,226
2003                           117,000          25,000        72,930
2002                           117,000          25,000        71,163
2001                           117,000          25,000        70,431

INSURED FLORIDA
PREMIUM INCOME (NFL)
--------------------------------------------------------------------
Year Ended 6/30:
2006(a)                        111,000          25,000        75,672
2005                           111,000          25,000        77,653
2004                           111,000          25,000        75,443
2003                           111,000          25,000        78,489
2002                           111,000          25,000        75,442
2001                           111,000          25,000        74,244

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
--------------------------------------------------------------------
Year Ended 6/30:
2006(a)                         29,000          25,000        73,444
2005                            29,000          25,000        74,393
2004                            29,000          25,000        71,124
2003(b)                         29,000          25,000        74,330
====================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended December 31, 2005.
(b) For the period November 21, 2002 (commencement of operations) through June 30, 2003.


                                 See accompanying notes to financial statements.

                                  44-45 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/ETF                   o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-A-1205D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Florida Investment Quality Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 8, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: March 8, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: March 8, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.